UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2007



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2007

[LOGO OF USAA]
    USAA(R)

                            USAA HIGH-YIELD
                                  OPPORTUNITIES Fund

                                 [GRAPHIC OF USAA HIGH-YIELD OPPORTUNITIES FUND]

                     A n n u a l  R e p o r t

--------------------------------------------------------------------------------
     JULY 31, 2007

--------------------------------------------------------------------------------

                    IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-8448.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              7

INVESTMENT OVERVIEW                                                           8

FINANCIAL INFORMATION

    Distributions to Shareholders                                            12

    Report of Independent Registered Public Accounting Firm                  13

    Portfolio of Investments                                                 14

    Notes to Portfolio of Investments                                        36

    Financial Statements                                                     39

    Notes to Financial Statements                                            42

EXPENSE EXAMPLE                                                              58

ADVISORY AGREEMENT                                                           60

TRUSTEES' AND OFFICERS' INFORMATION                                          66

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                           "

                                        ...IF THE VOLATILITY KEEPS YOU UP AT
[PHOTO OF CHRISTOPHER W. CLAUS]        NIGHT, YOU MIGHT CONSIDER REDUCING THE
                                           OVERALL RISK OF YOUR PORTFOLIO.

                                                           "

                                                                     August 2007
--------------------------------------------------------------------------------

         What summer doldrums? Investors have grown accustomed to flat or uneven markets during the dog days of summer. But 2007 is clearly an exception. Until July, the global equity markets were rising - some setting new records - as easy access to capital fueled takeovers by private equity groups, merger activity, and new investments.

         But as I've written many times in these pages, investors have been complacent about the risk in the markets. In July, that game of musical chairs came abruptly to a halt when several subprime lenders collapsed. The bad news appeared to have tipped the scales. Investors started selling their subprime holdings, and their jitters spread to other securities that were - fairly or unfairly - perceived as risky. In the fixed-income market, for example, we saw a dramatic flight to quality as investors abandoned lower-quality bonds and flocked to the safe haven of Treasuries.

         As I write to you, banks are struggling to find buyers for the loans they used to finance the wave of leveraged buyouts. Many deals were delayed or canceled outright. Meanwhile, some large hedge funds were forced to close. Liquidity, which had been driving market appreciation, has dried up in what is commonly called a "credit crunch."

         Investors finally have started to factor risk back into their decision-making and are asking important questions: How

 . . . C O N T I N U E D
========================--------------------------------------------------------

         far-reaching will the subprime-lending problems be? Has the housing market reached its low point? Is the boom in deal-making and buyouts over? As a result, volatility is back in a big way in both the stock and bond markets.

         Nonetheless, the global economy appears to be in relatively good shape. Although U.S. economic expansion has slowed, most economists expect 2007 GDP growth to come in near 2%. Corporate earnings - in double digits last year - should remain respectable at 7% or 8%. Inflation also seems to be moderating toward the Federal Reserve Board's goal of 2% annually.

         It may take some time for the markets to find equilibrium. In the meantime, investors who can tolerate the volatility may find attractive long-term values in global large-cap growth stocks. But if the volatility keeps you up at night, you might consider reducing the overall risk of your portfolio.

         Whatever your needs, we stand ready to assist you. On behalf of all of us here at USAA Investment Management Company, I would like to thank you for your faith and trust in us. We appreciate the opportunity to help you with your investment needs.

         Sincerely,

         /s/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MATTHEW FREUND]                   [PHOTO OF JULIANNE BASS]
MATTHEW FREUND, CFA                         JULIANNE BASS, CFA
  USAA Investment Management Company          USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         The USAA High-Yield Opportunities Fund returned 7.87% for the one-year period ended July 31, 2007, putting your Fund in the top 11% of its peer group (the average Lipper High Current Yield Fund returned 6.21%). This compares to the 7.70% return of the CS High Yield Index* and the 6.78% return of the Lipper High Current Yield Bond Funds Index. Over the same period, the Fund underperformed the S&P 500 Index, which returned 16.13%, and outperformed the Citigroup 10-year U.S. Treasury Index, which returned 5.88%.

         In January 2007, Julianne Bass began co-managing the Fund. Ms. Bass has 20 years of investment experience, eight of them with USAA Investment Management Company.

         High-yield securities are a unique asset class with characteristics of both stocks and higher-quality bonds. As such, the Fund's long-term total returns should generally fall between these two

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         THE LIPPER HIGH CURRENT YIELD FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL HIGH CURRENT YIELD FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

         *FORMERLY KNOWN AS THE CSFB GLOBAL HIGH YIELD INDEX.

         REFER TO PAGE 9 FOR DEFINITIONS OF THE CS HIGH YIELD INDEX AND THE LIPPER HIGH CURRENT YIELD BOND FUNDS INDEX.

         THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS.

         THE UNMANAGED CITIGROUP 10-YEAR U.S. TREASURY INDEX IS A COMPONENT OF THE SALOMON SMITH BARNEY U.S. BROAD INVESTMENT-GRADE (USBIG) BOND INDEX(SM); IT MEASURES THE PERFORMANCE OF THE MOST RECENTLY AUCTIONED TREASURY ISSUES WITH 10 YEARS TO MATURITY. THE USBIG IS AN UNMANAGED, MARKET-CAPITALIZATION-WEIGHTED INDEX AND INCLUDES FIXED-RATE TREASURY, GOVERNMENT-SPONSORED, MORTGAGE, ASSET-BACKED, AND INVESTMENT-GRADE ISSUES WITH A MATURITY OF ONE YEAR OR LONGER AND A MINIMUM AMOUNT OUTSTANDING OF $1 BILLION IN TREASURIES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                               COMPARATIVE RETURNS

                         [CHART OF COMPARATIVE RETURNS]

                                          USAA HIGH-YIELD            CITIGROUP 10-YEAR
                    S&P 500 INDEX        OPPORTUNITIES FUND         U.S. TREASURY INDEX
 7/31/2006                  0%                    0%                           0%
  8/1/2006              -0.45                  0.12                         0.01
  8/2/2006               0.16                  0.23                          0.2
  8/3/2006               0.33                  0.35                          0.3
  8/4/2006               0.26                  0.58                         0.68
  8/7/2006              -0.02                  0.58                         0.57
  8/8/2006              -0.35                  0.58                         0.58
  8/9/2006              -0.75                  0.58                         0.48
 8/10/2006              -0.28                  0.58                         0.48
 8/11/2006              -0.66                  0.58                         0.17
 8/14/2006              -0.54                  0.58                        -0.03
 8/15/2006               0.83                   0.7                         0.52
 8/16/2006               1.63                  0.93                         0.98
 8/17/2006                1.8                  0.93                         1.03
 8/18/2006               2.17                  1.05                          1.3
 8/21/2006                1.8                  1.17                         1.43
 8/22/2006                1.9                  1.17                         1.49
 8/23/2006               1.45                  1.28                         1.49
 8/24/2006                1.7                  1.17                         1.55
 8/25/2006               1.63                  1.28                         1.66
 8/28/2006               2.16                   1.4                         1.64
 8/29/2006               2.37                  1.43                          1.7
 8/30/2006               2.41                  1.55                         1.89
 8/31/2006               2.38                  1.67                         2.17
  9/1/2006               2.95                  1.67                         2.22
  9/4/2006               2.95                  1.67                         2.26
  9/5/2006               3.13                  1.79                         1.82
  9/6/2006               2.12                  1.79                         1.68
  9/7/2006               1.64                  1.79                         1.76
  9/8/2006               2.02                   1.9                         1.97
 9/11/2006               2.08                   1.9                         1.75
 9/12/2006               3.14                  2.02                         1.99
 9/13/2006               3.56                  2.25                         2.06
 9/14/2006               3.43                  2.25                         1.88
 9/15/2006               3.71                  2.37                         1.83
 9/18/2006               3.81                  2.25                         1.76
 9/19/2006               3.59                  2.37                         2.37
 9/20/2006               4.13                  2.49                         2.43
 9/21/2006               3.59                  2.61                         3.08
 9/22/2006               3.34                  2.61                         3.52
 9/25/2006               4.25                  2.72                         3.91
 9/26/2006               5.03                  2.72                          3.7
 9/27/2006               5.07                  2.81                         3.61
 9/28/2006               5.28                  2.92                         3.37
 9/29/2006               5.02                  2.92                         3.34
 10/2/2006               4.66                  3.04                         3.48
 10/3/2006               4.88                  3.16                         3.52
 10/4/2006               6.17                  3.28                         3.93
 10/5/2006               6.44                  3.28                          3.6
 10/6/2006               6.15                  3.28                         2.91
 10/9/2006               6.24                  3.28                         2.95
10/10/2006               6.46                  3.28                         2.54
10/11/2006                6.2                  3.28                         2.26
10/12/2006               7.21                  3.51                         2.32
10/13/2006               7.43                  3.51                         2.13
10/16/2006                7.7                  3.63                         2.31
10/17/2006               7.31                  3.75                         2.42
10/18/2006               7.47                  3.75                         2.52
10/19/2006               7.55                  3.75                         2.36
10/20/2006               7.68                  3.87                         2.39
10/23/2006               8.35                  3.87                         2.13
10/24/2006               8.37                  3.87                         2.14
10/25/2006               8.76                  3.98                         2.53
10/26/2006                9.3                   4.1                         2.96
10/27/2006               8.39                  4.18                         3.34
10/30/2006               8.44                   4.3                         3.39
10/31/2006               8.44                  4.42                         3.96
 11/1/2006               7.66                  4.54                         4.33
 11/2/2006               7.65                  4.66                         4.04
 11/3/2006               7.42                  4.66                         3.12
 11/6/2006               8.64                  4.66                          3.2
 11/7/2006               8.88                  4.78                         3.59
 11/8/2006               9.14                   4.9                         3.82
 11/9/2006               8.58                  5.01                         3.86
11/10/2006               8.78                  5.13                         4.15
11/13/2006               9.08                  5.13                         4.06
11/14/2006               9.79                  5.37                         4.38
11/15/2006              10.08                  5.25                         4.01
11/16/2006              10.33                  5.37                         3.66
11/17/2006              10.45                  5.49                         4.09
11/20/2006              10.39                  5.49                         4.22
11/21/2006              10.58                  5.49                         4.37
11/22/2006              10.85                  5.61                         4.47
11/23/2006              10.85                  5.61                         4.49
11/24/2006              10.45                  5.61                         4.65
11/27/2006               8.95                  5.61                         4.79
11/28/2006               9.35                  5.65                         5.04
11/29/2006              10.41                  5.77                         4.85
11/30/2006               10.5                  6.01                         5.43
 12/1/2006              10.19                  6.13                         5.68
 12/4/2006              11.17                  6.13                         5.67
 12/5/2006              11.62                  6.37                         5.61
 12/6/2006               11.5                  6.37                         5.32
 12/7/2006              11.06                  6.49                         5.29
 12/8/2006              11.27                  6.49                         4.75
12/11/2006              11.52                  6.49                         5.04
12/12/2006              11.41                  6.61                         5.29
12/13/2006              11.56                  6.61                         4.61
12/14/2006              12.54                  6.61                         4.48
12/15/2006              12.66                  6.73                         4.46
12/18/2006               12.3                  6.73                         4.56
12/19/2006              12.55                  6.73                          4.5
12/20/2006              12.39                  6.85                         4.54
12/21/2006                 12                  6.97                         4.93
12/22/2006              11.42                  6.97                         4.34
12/26/2006              11.91                  6.97                         4.57
12/27/2006              12.72                  6.95                         4.15
12/28/2006              12.56                  6.95                         3.86
12/29/2006              12.05                  7.07                         3.81
  1/2/2007              12.05                  7.07                         3.96
  1/3/2007              11.94                  7.19                         4.17
  1/4/2007              12.08                  7.31                         4.56
  1/5/2007              11.39                  7.19                         4.33
  1/8/2007              11.68                  7.31                         4.28
  1/9/2007              11.62                  7.31                         4.29
 1/10/2007              11.85                  7.31                         4.13
 1/11/2007              12.56                  7.43                         3.69
 1/12/2007               13.1                  7.43                         3.43
 1/15/2007               13.1                  7.43                         3.47
 1/16/2007               13.2                  7.43                         3.63
 1/17/2007              13.11                  7.55                         3.35
 1/18/2007              12.77                  7.67                         3.66
 1/19/2007               13.1                  7.79                         3.51
 1/22/2007              12.51                  7.91                         3.65
 1/23/2007               12.9                  7.91                          3.3
 1/24/2007              13.87                  8.03                         3.27
 1/25/2007              12.58                  8.03                         2.83
 1/26/2007              12.45                  8.03                         2.76
 1/29/2007              12.34                  8.15                          2.7
 1/30/2007              12.99                  8.03                         2.83
 1/31/2007              13.75                  8.03                         3.26
  2/1/2007              14.38                  8.15                         3.17
  2/2/2007              14.58                  8.27                         3.24
  2/5/2007              14.48                  8.39                         3.44
  2/6/2007              14.56                  8.52                          3.8
  2/7/2007              14.76                  8.76                         3.97
  2/8/2007              14.63                  8.88                         4.02
  2/9/2007              13.82                  8.88                         3.59
 2/12/2007              13.46                  8.88                         3.49
 2/13/2007              14.34                  8.88                         3.43
 2/14/2007              15.24                  9.12                         4.09
 2/15/2007              15.37                  9.24                         4.31
 2/16/2007              15.28                  9.36                         4.41
 2/19/2007              15.28                  9.36                         4.45
 2/20/2007              15.61                  9.48                         4.56
 2/21/2007              15.45                   9.6                         4.47
 2/22/2007              15.38                   9.6                         4.19
 2/23/2007              14.98                  9.72                          4.6
 2/26/2007              14.85                  9.88                         5.03
 2/27/2007              10.87                  9.76                         5.97
 2/28/2007              11.52                  9.64                         5.69
  3/1/2007              11.23                  9.51                         5.67
  3/2/2007               9.97                  9.39                         6.02
  3/5/2007               8.94                  9.15                         6.07
  3/6/2007              10.63                  9.15                         5.96
  3/7/2007              10.39                  9.27                          6.2
  3/8/2007              11.18                  9.51                         6.17
  3/9/2007              11.26                  9.64                          5.5
 3/12/2007              11.56                  9.64                         5.84
 3/13/2007               9.32                  9.64                         6.34
 3/14/2007              10.05                  9.51                         6.13
 3/15/2007              10.47                  9.51                         6.02
 3/16/2007              10.04                  9.51                         5.94
 3/19/2007              11.24                  9.64                         5.77
 3/20/2007              11.95                  9.64                         5.96
 3/21/2007              13.86                  9.76                         6.19
 3/22/2007              13.82                  9.76                         5.65
 3/23/2007              13.95                  9.88                         5.49
 3/26/2007              14.06                  9.88                         5.71
 3/27/2007              13.35                  9.88                         5.55
 3/28/2007              12.47                  9.78                         5.49
 3/29/2007               12.9                  9.78                          5.4
 3/30/2007              12.77                   9.9                         5.31
  4/2/2007              13.06                   9.9                         5.36
  4/3/2007              14.13                 10.02                          5.2
  4/4/2007              14.26                 10.02                         5.31
  4/5/2007              14.64                 10.02                         5.14
  4/6/2007              14.64                 10.02                         4.53
  4/9/2007              14.71                 10.02                         4.61
 4/10/2007              15.01                 10.15                          4.8
 4/11/2007              14.27                 10.27                         4.72
 4/12/2007              14.98                 10.27                         4.75
 4/13/2007              15.38                 10.39                         4.55
 4/16/2007              16.62                 10.51                         4.81
 4/17/2007              16.86                 10.63                         5.19
 4/18/2007              16.94                 10.88                         5.48
 4/19/2007              16.81                 10.88                         5.38
 4/20/2007              17.89                    11                         5.38
 4/23/2007              17.62                 11.12                         5.59
 4/24/2007              17.58                 11.24                         5.83
 4/25/2007              18.78                 11.24                         5.65
 4/26/2007               18.7                 11.27                         5.34
 4/27/2007              18.69                 11.27                         5.24
 4/30/2007              17.76                 11.39                         5.86
  5/1/2007              18.08                 11.39                         5.78
  5/2/2007              18.85                 11.39                         5.74
  5/3/2007               19.4                 11.51                         5.52
  5/4/2007              19.66                 11.64                         5.83
  5/7/2007              19.97                 11.64                         5.88
  5/8/2007              19.84                 11.76                         5.93
  5/9/2007              20.26                 11.76                          5.6
 5/10/2007               18.6                 11.76                         5.77
 5/11/2007              19.76                 11.88                         5.59
 5/14/2007              19.55                 11.88                          5.5
 5/15/2007              19.41                 11.88                         5.33
 5/16/2007              20.47                 11.88                         5.38
 5/17/2007              20.37                 11.88                         4.99
 5/18/2007              21.17                 11.88                         4.59
 5/21/2007              21.35                 12.01                         4.78
 5/22/2007              21.28                 12.01                         4.44
 5/23/2007              21.13                 12.01                         4.22
 5/24/2007              19.97                 11.88                         4.28
 5/25/2007              20.63                 12.01                         4.24
 5/28/2007              20.63                 12.01                         4.28
 5/29/2007              20.83                 11.92                          4.1
 5/30/2007              21.84                 12.04                         4.16
 5/31/2007              21.87                 12.04                         4.08
  6/1/2007              22.33                 12.04                         3.55
  6/4/2007              22.56                 12.17                         3.81
  6/5/2007              21.91                 12.04                         3.45
  6/6/2007              20.86                 11.92                         3.52
  6/7/2007              18.74                 11.43                         2.49
  6/8/2007              20.09                  11.3                         2.35
 6/11/2007              20.21                  11.3                         2.24
 6/12/2007              18.92                 10.93                         1.38
 6/13/2007              20.76                 11.06                         1.76
 6/14/2007              21.35                 10.93                         1.65
 6/15/2007              22.14                 11.18                         2.04
 6/18/2007              21.99                  11.3                         2.28
 6/19/2007              22.21                 11.43                         2.77
 6/20/2007              20.55                 11.18                         2.45
 6/21/2007              21.32                 11.06                         2.16
 6/22/2007              19.75                 11.06                         2.35
 6/25/2007              19.37                 10.93                          2.9
 6/26/2007              18.99                 10.81                         2.73
 6/27/2007              20.08                  10.6                         2.97
 6/28/2007              20.04                  10.6                         2.65
 6/29/2007              19.85                 10.72                         3.35
  7/2/2007              21.13                 10.72                         3.64
  7/3/2007              21.59                 10.72                         3.26
  7/4/2007              21.59                 10.72                         3.27
  7/5/2007              21.63                  10.6                         2.52
  7/6/2007              22.07                  10.6                         2.13
  7/9/2007              22.18                  10.6                         2.44
 7/10/2007              20.45                  10.6                         3.41
 7/11/2007              21.15                 10.35                         3.12
 7/12/2007              23.46                 10.35                         2.83
 7/13/2007              23.85                  10.6                         2.91
 7/16/2007              23.61                 10.72                         3.49
 7/17/2007               23.6                 10.72                          3.2
 7/18/2007              23.36                  10.6                         3.78
 7/19/2007              23.91                  10.6                         3.66
 7/20/2007               22.4                 10.35                         4.24
 7/23/2007                 23                  10.1                         4.22
 7/24/2007              20.56                  9.61                          4.4
 7/25/2007              21.12                  9.23                         4.74
 7/26/2007               18.3                  8.49                         5.78
 7/27/2006              16.42                  7.74                          5.7
 7/30/2007              17.62                  7.49                         5.61
 7/31/2007              16.13                  7.87                         5.88

                                   [END CHART]

                 *DATA FROM 7/31/06 THROUGH 7/31/07.

         asset classes (see graph). This tendency to act differently is not an aberration and can provide long-term investors with a significant diversification advantage.

WHAT WERE THE RELEVANT MARKET CONDITIONS?

         For much of the period, stocks and high-yield bonds rallied as optimism grew about the durability of the U.S. economy. U.S. corporations continued to benefit from a strong operating environment, benign interest rates, and lower commodity prices. These factors combined to help generate a default rate of less than 1% - extremely low when compared with an average rate of 4% to 5% historically.

         However, toward the end of the period, strong fundamentals were overlooked as growing concerns over the U.S. subprime mortgage market and a large calendar of pending corporate bond sales combined to increase market volatility. Difficulties that many thought were contained within the mortgage market grew to affect

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         non-housing-related issuers. There also was troubling news about several hedge funds. As a result, investors sought to reduce their exposure to riskier assets.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

         Fortunately, we never wavered in our belief that investors should be compensated adequately for taking on risk. However, the rest of the market did not follow this discipline and instead freely accepted highly leveraged and untested structures. Our strategy was to position the portfolio in sectors with attractive returns and reasonable margins of safety. Whenever possible, we sold securities we believed to be overvalued in favor of issues offering attractive returns relative to their perceived risks.

         Your Fund also benefited when stronger entities bought some of our positions. Additionally, a number of holdings were redeemed early, often at a premium, which added to returns.

WHAT IS THE OUTLOOK?

         The current market volatility may be with us for some time. We are likely to see additional negative headlines about the subprime market and the U.S. financial sector. Although the market seems fixated on near-term liquidity challenges, we believe that it will ultimately turn its attention back to economic fundamentals. The impact of the volatility on the U.S. economy so far remains unknown.

         In any case, longer-term investors may find attractive buying opportunities. Investors should expect most of their return to come from the income provided by the Fund, which is competitive with other financial assets. We believe they should remain disciplined and hold diversified portfolios through all market conditions. High-yield securities, which have characteristics of both stocks and higher-quality bonds, should remain attractive and help in these diversification efforts.

         We appreciate your trust and investment in the Fund.

 F U N D
=============-------------------------------------------------------------------
              RECOGNITION

USAA HIGH-YIELD OPPORTUNITIES FUND

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
                        out of 460 high yield bond funds
                       for the period ended July 31, 2007:

                                 OVERALL RATING
                                  *   *   *   *

           3-YEAR                    5-YEAR                    10-YEAR
           * * * *                   * * * *                      N/A
       out of 460 funds           out of 386 funds

  The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year
              (if applicable) Morningstar Ratings metrics. Ratings
                       are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA HIGH-YIELD OPPORTUNITIES FUND (Ticker Symbol: USHYX)

OBJECTIVE
--------------------------------------------------------------------------------

         Provide an attractive total return primarily through high current income and secondarily through capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Normally at least 80% of the Fund's assets will be invested in high-yield securities, including bonds (often referred to as "junk bonds"), convertible securities, or preferred stocks.

--------------------------------------------------------------------------------
                                          7/31/07                    7/31/06
--------------------------------------------------------------------------------
Net Assets                             $642.7 Million             $453.3 Million
Net Asset Value Per Share                  $8.64                      $8.58

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/07
--------------------------------------------------------------------------------

1 YEAR                     5 YEARS                    SINCE INCEPTION ON 8/02/99
7.87%                      11.63%                                6.97%

--------------------------------------------
               EXPENSE RATIO*
--------------------------------------------
Before Reimbursement                   0.95%
After Reimbursement                    0.90%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2006, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS (ANA). THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2006. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 0.90%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  USAA HIGH-YIELD          CS HIGH YIELD       LIPPER HIGH CURRENT YIELD
                 OPPORTUNITIES FUND            INDEX               BOND FUNDS INDEX
 7/31/99             $10,000.00             $10,000.00                $10,000.00
 8/31/99              10,088.81               9,911.00                  9,898.54
 9/30/99              10,114.01               9,834.69                  9,821.40
10/31/99              10,166.71               9,786.50                  9,793.07
11/30/99              10,396.53               9,919.59                  9,965.61
12/31/99              10,519.82              10,039.62                 10,085.58
 1/31/00              10,516.84               9,999.46                 10,036.01
 2/29/00              10,659.16              10,061.46                 10,107.21
 3/31/00              10,511.17               9,910.54                  9,932.23
 4/30/00              10,614.37               9,895.67                  9,888.91
 5/31/00              10,513.67               9,737.34                  9,712.87
 6/30/00              10,765.76               9,955.45                  9,892.66
 7/31/00              10,779.59              10,049.04                  9,910.39
 8/31/00              10,836.12              10,116.36                  9,962.20
 9/30/00              10,736.58              10,023.29                  9,815.60
10/31/00              10,411.45               9,711.57                  9,480.12
11/30/00              10,026.74               9,328.93                  8,950.88
12/31/00              10,313.78               9,516.45                  9,106.15
 1/31/01              11,121.40              10,086.48                  9,710.33
 2/28/01              11,187.28              10,188.35                  9,741.03
 3/31/01              10,840.77               9,985.61                  9,417.86
 4/30/01              10,767.02               9,881.76                  9,294.39
 5/31/01              11,026.99              10,079.39                  9,394.90
 6/30/01              10,898.84               9,923.16                  9,118.24
 7/31/01              11,068.34              10,029.34                  9,171.67
 8/31/01              11,189.75              10,169.75                  9,212.32
 9/30/01              10,502.05               9,528.04                  8,561.83
10/31/01              10,852.31               9,745.28                  8,757.67
11/30/01              11,248.54              10,060.05                  9,035.83
12/31/01              11,121.70              10,066.09                  9,011.42
 1/31/02              11,069.25              10,159.70                  9,033.11
 2/28/02              10,756.10              10,087.57                  8,873.48
 3/31/02              11,044.46              10,318.57                  9,049.10
 4/30/02              10,873.54              10,482.64                  9,143.72
 5/31/02              10,780.36              10,445.95                  9,051.96
 6/30/02              10,229.56              10,081.38                  8,542.32
 7/31/02              9,883.93                9,793.06                  8,262.30
 8/31/02              10,085.32               9,920.37                  8,404.55
 9/30/02              10,071.43               9,798.35                  8,287.61
10/31/02              9,916.19                9,738.58                  8,235.17
11/30/02              10,486.44              10,253.75                  8,709.89
12/31/02              10,603.70              10,378.84                  8,794.52
 1/31/03              10,859.90              10,661.15                  8,989.01
 2/28/03              10,940.45              10,818.93                  9,109.47
 3/31/03              11,172.03              11,095.90                  9,336.87
 4/30/03              11,774.18              11,661.79                  9,795.28
 5/31/03              12,003.33              11,830.88                  9,911.78
 6/30/03              12,310.53              12,176.34                 10,178.84
 7/31/03              12,241.45              12,077.72                 10,100.37
 8/31/03              12,381.11              12,212.99                 10,236.00
 9/30/03              12,721.72              12,546.40                 10,484.55
10/31/03              12,953.90              12,802.35                 10,719.81
11/30/03              13,109.53              12,977.74                 10,844.01
12/31/03              13,415.73              13,277.53                 11,112.49
 1/31/04              13,719.97              13,535.11                 11,290.81
 2/29/04              13,681.32              13,541.88                 11,268.73
 3/31/04              13,756.48              13,632.61                 11,311.71
 4/30/04              13,710.74              13,613.52                 11,286.02
 5/31/04              13,506.69              13,398.43                 11,111.62
 6/30/04              13,669.35              13,606.10                 11,267.08
 7/31/04              13,763.99              13,780.26                 11,356.89
 8/31/04              13,993.05              14,004.88                 11,542.23
 9/30/04              14,189.15              14,217.75                 11,702.44
10/31/04              14,419.49              14,462.30                 11,910.64
11/30/04              14,601.39              14,645.97                 12,079.70
12/31/04              14,834.21              14,865.66                 12,261.89
 1/31/05              14,804.54              14,862.69                 12,231.69
 2/28/05              14,988.23              15,058.87                 12,418.61
 3/31/05              14,704.38              14,698.97                 12,089.21
 4/30/05              14,590.85              14,553.45                 11,947.96
 5/31/05              14,742.51              14,732.46                 12,139.42
 6/30/05              14,985.29              14,978.49                 12,334.76
 7/31/05              15,189.99              15,183.69                 12,526.31
 8/31/05              15,328.33              15,262.04                 12,585.82
 9/30/05              15,177.03              15,114.61                 12,504.10
10/31/05              15,051.14              14,972.43                 12,401.02
11/30/05              15,158.29              15,075.08                 12,514.01
12/31/05              15,324.31              15,200.88                 12,629.43
 1/31/06              15,514.95              15,396.32                 12,792.31
 2/28/06              15,656.42              15,550.28                 12,899.55
 3/31/06              15,724.80              15,670.02                 12,952.31
 4/30/06              15,809.95              15,775.01                 13,026.95
 5/31/06              15,811.77              15,817.60                 12,998.47
 6/30/06              15,738.99              15,729.02                 12,925.94
 7/31/06              15,886.47              15,864.29                 13,024.58
 8/31/06              16,151.48              16,084.80                 13,201.97
 9/30/06              16,350.91              16,285.86                 13,347.91
10/31/06              16,588.97              16,510.61                 13,540.84
11/30/06              16,841.64              16,811.10                 13,774.63
12/31/06              17,010.11              17,011.15                 13,913.58
 1/31/07              17,162.59              17,206.78                 14,062.62
 2/28/07              17,417.12              17,473.49                 14,244.98
 3/31/07              17,459.62              17,524.16                 14,290.27
 4/30/07              17,696.14              17,773.00                 14,487.61
 5/31/07              17,799.55              17,911.63                 14,611.08
 6/30/07              17,589.91              17,639.37                 14,373.69
 7/31/07              17,136.47              17,085.50                 13,907.72

                                   [END CHART]

         *DATA FROM 7/31/99 THROUGH 7/31/07.

         The  graph  illustrates  the  comparison  of  a  $10,000   hypothetical
         investment in the USAA High-Yield Opportunities Fund to the following benchmarks:

         o The Credit Suisse (CS) High Yield Index (formerly known as the CSFB Global High Yield Index) is an unmanaged, trader-priced portfolio constructed to mirror the high-yield debt market.

         o The unmanaged Lipper High Current Yield Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper High Current Yield Funds category.

         *THE  PERFORMANCE OF THE LIPPER HIGH CURRENT YIELD BOND FUNDS INDEX AND
          THE CS HIGH YIELD INDEX IS CALCULATED FROM THE END OF THE MONTH, JULY 31, 1999, WHILE THE FUND'S INCEPTION DATE IS AUGUST 2, 1999. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

----------------------------------------------------------------
                        TOP 10 HOLDINGS*
                        (% of Net Assets)
----------------------------------------------------------------

Leucadia National Corp.                                     1.5%

PXRE Capital Trust I                                        1.5%

Iron Mountain, Inc.                                         1.3%

Kansas City Southern de Mexico, S.A. de C.V.                1.3%

Pilgrim's Pride Corp.                                       1.2%

CCH I, LLC                                                  1.1%

Insight Communications, Inc.                                1.1%

United Airlines, Pass-Through Certificates                  1.1%

Ford Motor Credit Co.                                       1.0%

Intelsat Bermuda Ltd.                                       1.0%
----------------------------------------------------------------

         *EXCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED
          WITH CASH COLLATERAL FROM SECURITIES LOANED.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-35.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                    SECTOR ASSET ALLOCATION
                           7/31/2007

                     [PIE CHART OF SECTOR ASSET ALLOCATION]

Consumer Discretionary                                    20.8%
Financials                                                20.1%
Industrials                                               16.0%
Materials                                                  9.3%
Energy                                                     7.1%
Consumer Staples                                           6.1%
Health Care                                                5.7%
Short-Term Investments*                                    4.7%
Information Technology                                     4.0%
Utilities                                                  3.6%
Telecommunication Services                                 3.2%
Municipal Bonds                                            1.0%

                          [END CHART]

         *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED
          WITH CASH COLLATERAL FROM SECURITIES LOANED.

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

12

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA HIGH-YIELD OPPORTUNITIES FUND

         The following federal tax information related to the Fund's fiscal year ended July 31, 2007, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2008.

         1.81% of ordinary income distributions qualify for the dividends received deductions eligible to corporations.

         For the fiscal year ended July 31, 2007, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gains rates.

         For the fiscal year ended July 31, 2007,  certain dividends paid by the
         Fund  qualify  as  interest-related   dividends.  The  Fund  designates
         $32,084,000 as qualifying interest income.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA HIGH-YIELD OPPORTUNITIES FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA High-Yield Opportunities Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA High-Yield Opportunities Fund at July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP
San Antonio, Texas
September 17, 2007

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (70.0%)

            CONSUMER DISCRETIONARY (19.4%)
            -----------------------------
            APPAREL & ACCESSORIES & LUXURY GOODS (2.1%)
   $2,250   Hanesbrands, Inc., Senior Notes                                    8.78%(a)  12/15/2014        $  2,250
    1,000   Jostens IH Corp., Senior Subordinated Notes                        7.63      10/01/2012             995
            Kellwood Co.,
    3,000     Debentures                                                       7.63      10/15/2017           2,940
    3,750     Senior Notes                                                     7.88       7/15/2009           3,873
    2,000   Levi Strauss & Co., Senior Notes                                   9.75       1/15/2015           2,010
      600   Oxford Industries, Inc., Senior Notes                              8.88       6/01/2011             608
    1,000   Quiksilver, Inc., Senior Notes                                     6.88       4/15/2015             885
                                                                                                           --------
                                                                                                             13,561
                                                                                                           --------
            AUTO PARTS & EQUIPMENT (1.7%)
    2,000   Arvinmeritor, Inc., Senior Unsecured Notes                         8.13       9/15/2015           1,790
    2,000   Federal-Mogul Corp., Notes                                         7.75       7/01/2006(b)        1,900
            Metaldyne Corp.,
    1,000     Senior Notes(c)                                                 10.00      11/01/2013             990
    3,250     Senior Subordinated Notes(c)                                    11.00       6/15/2012           3,055
            Tenneco Automotive, Inc.,
    2,000     Senior Secured Notes, Series B                                  10.25       7/15/2013           2,120
      200     Senior Subordinated Notes                                        8.63      11/15/2014             198
    1,000   Titan International, Inc., Senior Notes                            8.00       1/15/2012           1,006
                                                                                                           --------
                                                                                                             11,059
                                                                                                           --------
            BROADCASTING & CABLE TV (5.7%)
    1,000   Canwest Mediaworks LP,
              Senior Subordinated Notes(d)                                     9.25       8/01/2015             953
            CCH I, LLC,
    5,000     Senior Secured Notes                                            13.50       1/15/2014           4,975
    7,500     Senior Secured Notes                                            11.00      10/01/2015           7,378
    1,000   CCO Holdings, LLC, Senior Notes                                    8.75      11/15/2013             985
    3,646   Charter Communications Holdings II,
              Senior Notes                                                    10.25       9/15/2010           3,728
    2,000   Charter Communications Operating, LLC,
              Senior Notes(d)                                                  8.00       4/30/2012           1,960
    6,980   Insight Communications, Inc.,
              Senior Discount Notes                                           12.25       2/15/2011           7,224
    1,000   LBI Media, Inc., Senior Subordinated Notes(d)                      8.50       8/01/2017             991
            Mediacom Broadband, LLC,
    1,000     Senior Notes                                                     7.88       2/15/2011             970
    1,500     Senior Notes                                                     8.50      10/15/2015           1,455
    4,500     Senior Notes(d)                                                  8.50      10/15/2015           4,365

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                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
   $2,000   Univision Communications, Inc., Term Loan(e),(f)                   7.61%(a)   9/29/2014        $  1,846
                                                                                                           --------
                                                                                                             36,830
                                                                                                           --------
            CASINOS & GAMING (3.4%)
    1,000   French Lick Resorts & Casinos, Notes(c),(d)                       10.75       4/15/2014             755
    3,000   Inn of the Mountain Gods, Senior Notes                            12.00      11/15/2010           3,221
    4,000   Jacobs Entertainment, Inc.,
              Senior Unsecured Notes                                           9.75       6/15/2014           4,020
            MGM Mirage,
    2,000     Senior Notes                                                     5.88       2/27/2014           1,710
    1,000     Senior Notes(c)                                                  7.63       1/15/2017             934
    1,860   Pokagon Gaming Auth., Senior Notes(d)                             10.38       6/15/2014           2,018
    1,750   Shingle Springs Tribal Gaming Auth.,
              Senior Notes(c)                                                  9.38       6/15/2015           1,689
            Snoqualmie Entertainment Auth.,
    3,000     Senior Notes(d)                                                  9.15(a)    2/01/2014           3,000
      500     Senior Notes(d)                                                  9.13       2/01/2015             506
    2,000   Turning Stone Resort Casino, Senior Notes(d)                       9.13       9/15/2014           2,055
    2,000   Wimar Opco LLC Financial Corp.,
              Senior Subordinated Notes(d)                                     9.63      12/15/2014           1,730
                                                                                                           --------
                                                                                                             21,638
                                                                                                           --------
            CATALOG RETAIL (0.2%)
    1,500   Harry & David Operations Corp., Senior Notes                       9.00       3/01/2013           1,432
                                                                                                           --------
            DISTRIBUTORS (0.4%)
    1,000   KAR Holdings, Inc. (Adesa, Inc.), Term Loan(f)                     7.57      10/18/2013             927
    2,000   KAR Holdings, Inc., Senior Notes(d)                                8.75       5/01/2014           1,840
                                                                                                           --------
                                                                                                              2,767
                                                                                                           --------
            HOME FURNISHINGS (0.4%)
      500   Interface, Inc., Senior Notes                                     10.38       2/01/2010             522
    2,000   Simmons Co., Senior Subordinated Notes                             7.88       1/15/2014           1,860
                                                                                                           --------
                                                                                                              2,382
                                                                                                           --------
            HOMEBUILDING (0.1%)
    1,000   William Lyon Homes, Inc., Senior Secured Notes                     7.63      12/15/2012             752
                                                                                                           --------
            HOUSEHOLD APPLIANCES (0.3%)
    2,000   Stanley Works Capital Trust I, Bonds                               5.90      12/01/2045           1,875
                                                                                                           --------

16

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                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            HOUSEWARES & SPECIALTIES (0.2%)
   $1,000   Ames True Temper Inc., Senior Notes                                9.36%(a)   1/15/2012        $    998
      500   Jarden Corp., Senior Subordinated Notes                            7.50       5/01/2017             451
                                                                                                           --------
                                                                                                              1,449
                                                                                                           --------
            LEISURE FACILITIES (0.7%)
    4,475   Town Sports International Holdings, Inc.,
              Senior Discount Notes, 11.00%, 2/01/2009                        10.23(g)    2/01/2014           4,095
                                                                                                           --------
            LEISURE PRODUCTS (0.2%)
    1,000   Riddell Bell Holdings, Inc.,
              Senior Subordinated Notes                                        8.38      10/01/2012             955
                                                                                                           --------
            MOVIES & ENTERTAINMENT (0.4%)
    3,000   Cinemark, Inc., Senior Discount
              Notes, 9.75%, 3/15/2009                                          8.90(g)    3/15/2014           2,749
                                                                                                           --------
            PUBLISHING (1.8%)
    4,000   American Media Operations, Inc.,
              Senior Subordinated Notes, Series B                             10.25       5/01/2009           3,660
    2,000   Network Communications, Inc., Senior Notes                        10.75      12/01/2013           2,093
    4,000   R.H. Donnelley Corp., Senior Discounted
              Notes, Series A-1                                                6.88       1/15/2013           3,640
    2,500   Readers Digest Association, Inc.,
              Senior Subordinated Notes(d)                                     9.00       2/15/2017           2,256
                                                                                                           --------
                                                                                                             11,649
                                                                                                           --------
            RESTAURANTS (0.6%)
    2,000   Friendly Ice Cream Corp., Senior Notes                             8.38       6/15/2012           2,112
    2,000   Landry's Restaurants, Inc., Senior Notes                           7.50      12/15/2014           1,945
                                                                                                           --------
                                                                                                              4,057
                                                                                                           --------
            SPECIALIZED CONSUMER SERVICES (0.3%)
    2,100   Service Corp. International, Senior Notes                          7.63      10/01/2018           2,016
                                                                                                           --------
            SPECIALTY STORES (0.4%)
    2,250   Petro Stopping Centers, LP, Senior Notes                           9.00       2/15/2012           2,377
                                                                                                           --------
            TIRES & RUBBER (0.5%)
    2,925   Goodyear Tire & Rubber Co.,
              Senior Secured Notes                                            11.00       3/01/2011           3,152
                                                                                                           --------
            Total Consumer Discretionary                                                                    124,795
                                                                                                           --------

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==================--------------------------------------------------------------
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                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            CONSUMER STAPLES (4.4%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.5%)
   $3,000   Southern States Cooperative, Inc., Senior Notes(d)                10.50%     11/01/2010        $  3,150
                                                                                                           --------
            DISTILLERS & VINTNERS (0.6%)
            Constellation Brands, Inc.,
    2,000     Senior Notes                                                     7.25       9/01/2016           1,904
    2,000     Senior Notes(d)                                                  7.25       5/15/2017           1,887
                                                                                                           --------
                                                                                                              3,791
                                                                                                           --------
            DRUG RETAIL (0.2%)
    1,500   Rite Aid Corp., Senior Secured Notes                               8.13       5/01/2010           1,511
                                                                                                           --------
            HOUSEHOLD PRODUCTS (0.6%)
    3,650   JohnsonDiversey Holdings Inc.,
              Senior Discount Notes                                            9.10       5/15/2013           3,760
                                                                                                           --------
            PACKAGED FOODS & MEAT (2.1%)
            Del Monte Corp.,
    1,500     Senior Subordinated Notes                                        8.63      12/15/2012           1,528
      500     Senior Subordinated Notes                                        6.75       2/15/2015             449
    3,000   Michael Foods, Inc., Senior Subordinated Notes                     8.00      11/15/2013           2,947
    8,000   Pilgrim's Pride Corp.,
              Senior Subordinated Notes(c)                                     8.38       5/01/2017           7,700
    1,175   Reddy Ice Holdings, Inc.,
              Senior Discount Notes, 10.50%, 11/01/2008                        9.19(g)   11/01/2012           1,103
                                                                                                           --------
                                                                                                             13,727
                                                                                                           --------
            PERSONAL PRODUCTS (0.4%)
    1,100   Chattem, Inc., Senior Subordinated Notes                           7.00       3/01/2014           1,045
      750   Del Laboratories, Inc.,
              Senior Subordinated Notes                                        8.00       2/01/2012             692
      750   Elizabeth Arden, Inc.,
              Senior Subordinated Notes                                        7.75       1/15/2014             726
                                                                                                           --------
                                                                                                              2,463
                                                                                                           --------
            Total Consumer Staples                                                                           28,402
                                                                                                           --------
            ENERGY (6.0%)
            -------------
            COAL & CONSUMABLE FUELS (0.5%)
            Peabody Energy Corp.,
      500     Senior Notes                                                     5.88       4/15/2016             438
      500     Senior Notes                                                     7.38      11/01/2016             480

18

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                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
   $2,000     Senior Notes                                                     7.88%     11/01/2026        $  1,865
      500     Senior Notes, Series B                                           6.88       3/15/2013             487
                                                                                                           --------
                                                                                                              3,270
                                                                                                           --------
            OIL & GAS EQUIPMENT & SERVICES (1.7%)
    2,000   Basic Energy Services, Inc., Senior Notes                          7.13       4/15/2016           1,845
    4,000   Enterprise Products Operations, LP,
              Junior Subordinated Notes                                        8.38       8/01/2066           4,087
    1,000   Hanover Compressor Co., Senior Notes                               7.50       4/15/2013           1,080
      222   Hanover Equipment Trust,
              Senior Secured Notes, Series 2001A                               8.50       9/01/2008             222
    3,700   Seitel, Inc., Senior Notes(d)                                      9.75       2/15/2014           3,691
                                                                                                           --------
                                                                                                             10,925
                                                                                                           --------
            OIL & GAS EXPLORATION & PRODUCTION (1.7%)
    2,000   Berry Petroleum Co., Senior Subordinated Notes                     8.25      11/01/2016           1,930
      500   Calfrac Holdings, LP, Senior Notes(d)                              7.75       2/15/2015             465
    2,000   Chaparral Energy, Inc., Senior Notes                               8.50      12/01/2015           1,810
    2,000   Cimarex Energy Co., Senior Notes                                   7.13       5/01/2017           1,900
            Energy Partners Ltd.,
      500     Senior Notes(d)                                                 10.49(a)    4/15/2013             488
    2,500     Senior Notes(d)                                                  9.75       4/15/2014           2,338
    2,000   Southwestern Energy Co., MTN                                       7.63       5/01/2027           2,067
                                                                                                           --------
                                                                                                             10,998
                                                                                                           --------
            OIL & GAS REFINING & MARKETING (0.7%)
    2,133   Amerigas Partners, LP, Senior Unsecured
              Notes, Series B                                                  7.25       5/20/2015           1,978
    2,500   MarkWest Energy Partners LP, Notes, Series B                       8.50       7/15/2016           2,519
                                                                                                           --------
                                                                                                              4,497
                                                                                                           --------
            OIL & GAS STORAGE & TRANSPORTATION (1.4%)
      500   Overseas Shipholding Group, Inc., Senior Notes                     8.25       3/15/2013             506
    2,000   Sabine Pass LNG, LP, Secured Notes(d)                              7.25      11/30/2013           1,915
    2,000   Targa Resources, Inc., Senior Notes(d)                             8.50      11/01/2013           2,120
    2,000   Tennessee Gas Pipeline Co., Debentures                             7.00      10/15/2028           2,031
    1,000   TEPPCO Partners, LP, Junior Subordinated Notes                     7.00       6/01/2067             921
      500   Transcontinental Gas Pipeline Corp.,
              Senior Notes, Series B                                           8.88       7/15/2012             555
            Williams Partners LP Finance Corp.,
      500     Senior Notes                                                     7.50       6/15/2011             505
      250     Senior Notes                                                     7.25       2/01/2017             245
                                                                                                           --------
                                                                                                              8,798
                                                                                                           --------
            Total Energy                                                                                     38,488
                                                                                                           --------

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                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            FINANCIALS (10.2%)
            ------------------
            CONSUMER FINANCE (1.8%)
            Ford Motor Credit Co.,
   $6,000     Notes                                                            9.81%(a)   4/15/2012        $  6,240
    2,000     Notes                                                            7.00      10/01/2013           1,802
    4,000   General Motors Acceptance Corp., Notes                             6.75      12/01/2014           3,600
                                                                                                           --------
                                                                                                             11,642
                                                                                                           --------
            LIFE & HEALTH INSURANCE (1.0%)
    1,000   Americo Life, Inc., Senior Notes(d)                                7.88       5/01/2013           1,026
    2,000   Great-West Life & Annuity Insurance Co., Bonds(d)                  7.15       5/16/2046           2,026
    1,000   Lincoln National Corp., Bonds                                      7.00       5/17/2066           1,006
    2,000   StanCorp Financial Group, Inc., Notes                              6.90       5/29/2067           1,975
                                                                                                           --------
                                                                                                              6,033
                                                                                                           --------
            MULTI-LINE INSURANCE (1.5%)
    3,780   AFC Capital Trust I, Guaranteed Notes, Series B                    8.21       2/03/2027           3,933
    1,000   Farmers Exchange Capital, Surplus Notes(d)                         7.05       7/15/2028             937
    1,700   Farmers Insurance Exchange, Surplus Notes(d)                       8.63       5/01/2024           1,947
    2,000   Oil Casualty Insurance Ltd.,
              Subordinated Debentures(d)                                       8.00       9/15/2034           1,958
    1,000   Oil Insurance Ltd., Notes(d)                                       7.56               -(h)        1,035
                                                                                                           --------
                                                                                                              9,810
                                                                                                           --------
            MULTI-SECTOR HOLDINGS (2.4%)
            Leucadia National Corp.,
    4,250     Senior Notes                                                     7.00       8/15/2013           4,016
    2,000     Senior Notes(d)                                                  7.13       3/15/2017           1,830
    9,775     Senior Subordinated Notes                                        8.65       1/15/2027           9,775
                                                                                                           --------
                                                                                                             15,621
                                                                                                           --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
    2,000   AgFirst Farm Credit Bank, Subordinated Notes                       6.59       6/29/2049           2,003
                                                                                                           --------
            PROPERTY & CASUALTY INSURANCE (1.7%)
    2,000   First American Capital Trust I, Cumulative Trust
              Preferred Securities, Subordinated
              Debentures                                                       8.50       4/15/2012           2,185
    1,500   Kingsway America, Inc., Senior Notes                               7.50       2/01/2014           1,516
    2,000   Liberty Mutual Group, Inc.,
              Junior Subordinated Notes(d)                                     7.00       3/15/2037           1,818

20

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
   $2,000   Security Capital Assurance Ltd., Bonds(d)                          6.88%              -(h)     $  1,879
    2,000   XL Capital Ltd., Notes, Series E                                   6.50               -(h)        1,788
    2,000   Zenith National Insurance Capital Trust,
              Guaranteed Notes(d),(i)                                          8.55       8/01/2028           1,960
                                                                                                           --------
                                                                                                             11,146
                                                                                                           --------
            REGIONAL BANKS (0.8%)
    3,000   CBG Florida REIT Corp., Notes(d)                                   7.11       2/15/2049           2,981
    2,000   Huntington Capital III,
              Junior Subordinated Notes                                        6.65       5/15/2037           1,883
                                                                                                           --------
                                                                                                              4,864
                                                                                                           --------
            REITs - MORTGAGE (0.1%)
      500   Thornburg Mortgage, Inc., Senior Notes                             8.00       5/15/2013             485
                                                                                                           --------
            SPECIALIZED FINANCE (0.3%)
    1,000   Financial Security Assurance Holdings Ltd.,
              Junior Subordinated Notes(d)                                     6.40      12/15/2066             881
    1,000   Petroplus Finance Ltd., Senior Notes(d)                            7.00       5/01/2017             925
                                                                                                           --------
                                                                                                              1,806
                                                                                                           --------
            THRIFTS & MORTGAGE FINANCE (0.3%)
    2,000   Webster Capital Trust IV, Junior
              Subordinated Notes                                               7.65       6/15/2037           1,980
                                                                                                           --------
            Total Financials                                                                                 65,390
                                                                                                           --------
            HEALTH CARE (5.5%)
            ------------------
            HEALTH CARE EQUIPMENT (0.5%)
    1,000   Medquest, Inc., Senior Subordinated Notes, Series B(c)            11.88       8/15/2012             765
    2,500   Universal Hospital Services, Inc.,
              Senior Secured Notes(d)                                          8.76(a)    6/01/2015           2,388
                                                                                                           --------
                                                                                                              3,153
                                                                                                           --------
            HEALTH CARE FACILITIES (3.3%)
            Community Health Systems, Inc.,
    2,000     Senior Notes(d)                                                  8.88       7/15/2015           1,960
    1,000     Term Loan(e),(f)                                                 7.61(a)    7/02/2014             958
            HCA, Inc.,
    2,000     Secured Notes(d)                                                 9.13      11/15/2014           1,985
    2,000     Secured Notes(d)                                                 9.25      11/15/2016           1,995
    3,000   HealthSouth Corp., Senior Notes                                   10.75       6/15/2016           3,135

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                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
   $2,000   IASIS Healthcare, LLC,
              Senior Subordinated Notes                                        8.75%      6/15/2014        $  1,940
    3,000   Select Medical Corp.,
              Senior Subordinated Notes                                        7.63       2/01/2015           2,715
      250   Sun Healthcare Group, Inc.,
              Senior Subordinated Notes(d)                                     9.13       4/15/2015             250
            Tenet Healthcare Corp.,
    4,000     Senior Notes                                                     6.38      12/01/2011           3,410
    2,000     Senior Notes                                                     6.50       6/01/2012           1,680
    1,000   Vanguard Health Holding Co. II, LLC,
              Senior Subordinated Notes                                        9.00      10/01/2014             943
                                                                                                           --------
                                                                                                             20,971
                                                                                                           --------
            HEALTH CARE SERVICES (1.3%)
    2,000   Alliance Imaging, Inc.,
              Senior Subordinated Notes                                        7.25      12/15/2012           1,845
    2,250   AMR Holdco, Inc., Senior Subordinated Notes                       10.00       2/15/2015           2,373
      500   Omnicare, Inc., Senior Subordinated Notes                          6.88      12/15/2015             459
    2,000   Psychiatric Solutions, Inc., Senior
              Subordinated Notes                                               7.75       7/15/2015           1,905
    2,000   US Oncology, Inc., Senior Subordinated Notes                      10.75       8/15/2014           2,030
                                                                                                           --------
                                                                                                              8,612
                                                                                                           --------
            PHARMACEUTICALS (0.4%)
    2,761   Warner Chilcott Corp.,
              Senior Subordinated Notes                                        8.75       2/01/2015           2,664
                                                                                                           --------
            Total Health Care                                                                                35,400
                                                                                                           --------
            INDUSTRIALS (11.1%)
            -------------------
            AEROSPACE & DEFENSE (0.7%)
    3,000   DRS Technologies, Inc.,
              Senior Subordinated Notes                                        6.88      11/01/2013           2,850
      250   Hawker Beechcraft Acquisition, Senior Notes                        8.50       4/01/2015             247
    1,250   K & F Acquisition, Inc.,
              Senior Subordinated Notes                                        7.75      11/15/2014           1,347
                                                                                                           --------
                                                                                                              4,444
                                                                                                           --------
            AIR FREIGHT & LOGISTICS (0.7%)
    4,985   Park Ohio Industries, Inc.,
              Senior Subordinated Notes                                        8.38      11/15/2014           4,611
                                                                                                           --------
            AIRLINES (0.6%)
    4,000   Continental Airlines, Inc., Notes                                  8.75      12/01/2011           3,895
                                                                                                           --------

22

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            BUILDING PRODUCTS (1.1%)
   $2,000   Building Materials Corp. of America,
              Senior Notes                                                     7.75%      8/01/2014        $  1,755
            Esco Corp.,
      250     Senior Notes(d)                                                  8.63      12/15/2013             246
    2,000     Senior Notes(d)                                                  9.24(a)   12/15/2013           2,030
    2,500   Nortek, Inc., Senior Subordinated Notes                            8.50       9/01/2014           2,163
    1,000   USG Corp., Notes                                                   6.30      11/15/2016             990
                                                                                                           --------
                                                                                                              7,184
                                                                                                           --------
            COMMERCIAL PRINTING (1.9%)
            Clarke American Corp.,
    2,000     Senior Notes(d)                                                  9.50       5/15/2015           1,840
    2,000     Senior Notes(d)                                                 10.11(a)    5/15/2015           1,860
    5,000   Deluxe Corp., Senior Notes                                         5.00      12/15/2012           4,325
    4,000   Idearc, Inc., Senior Notes                                         8.00      11/15/2016           3,860
                                                                                                           --------
                                                                                                             11,885
                                                                                                           --------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.2%)
    4,000   Case Corp., Notes                                                  7.25       1/15/2016           3,940
            Manitowoc Co., Inc.,
    2,300     Senior Notes                                                     7.13      11/01/2013           2,243
      650     Senior Subordinated Notes                                       10.50       8/01/2012             687
    1,000   Terex Corp., Senior Subordinated Notes                             7.38       1/15/2014             981
                                                                                                           --------
                                                                                                              7,851
                                                                                                           --------
            DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (2.5%)
    2,000   Aramark Corp., Senior Notes(d)                                     8.50       2/01/2015           1,887
    1,000   Education Management, LLC, Senior Notes                            8.75       6/01/2014             987
    1,000   Geo Group, Inc., Senior Notes                                      8.25       7/15/2013             980
    1,500   Knowledge Learning Corp.,
              Senior Subordinated Notes(d)                                     7.75       2/01/2015           1,384
      600   Mac-Gray Corp., Senior Notes                                       7.63       8/15/2015             596
    4,030   Mobile Services Group, Inc., Senior Notes(d)                       9.75       8/01/2014           4,151
    5,705   Williams Scotsman, Inc., Senior Notes                              8.50      10/01/2015           6,140
                                                                                                           --------
                                                                                                             16,125
                                                                                                           --------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
      500   Baldor Electric Co., Senior Notes                                  8.63       2/15/2017             515
      500   General Cable Corp., Senior Notes                                  7.13       4/01/2017             485
      861   UCAR Finance, Inc., Senior Notes                                  10.25       2/15/2012             902
                                                                                                           --------
                                                                                                              1,902
                                                                                                           --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            ENVIRONMENTAL & FACILITIES SERVICES (0.6%)
            Allied Waste North America, Inc.,
   $1,000     Senior Notes                                                     7.88%      4/15/2013        $    987
    2,000     Senior Notes                                                     6.88       6/01/2017           1,870
    1,000     Senior Notes, Series B                                           7.25       3/15/2015             968
                                                                                                           --------
                                                                                                              3,825
                                                                                                           --------
            HIGHWAYS & RAILTRACKS (0.3%)
    2,100   American Railcar Industries, Inc., Senior Notes                    7.50       3/01/2014           2,047
                                                                                                           --------
            INDUSTRIAL MACHINERY (0.1%)
      500   Mueller Water Products, Inc.,
              Senior Subordinated Notes(d)                                     7.38       6/01/2017             468
                                                                                                           --------
            TRADING COMPANIES & DISTRIBUTORS (0.6%)
    4,000   United Rentals North America, Inc., Senior Notes(i)                6.50       2/15/2012           4,020
                                                                                                           --------
            TRUCKING (0.5%)
    3,000   Avis Budget Car Rental LLC, Senior Notes                           7.63       5/15/2014           2,835
                                                                                                           --------
            Total Industrials                                                                                71,092
                                                                                                           --------
            INFORMATION TECHNOLOGY (3.1%)
            -----------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (2.5%)
    9,000   Iron Mountain, Inc., Senior Subordinated Notes                     7.75       1/15/2015           8,393
            SunGard Data Systems, Inc.,
    2,000     Senior Notes                                                     3.75       1/15/2009           1,905
    6,000     Senior Subordinated Notes                                       10.25       8/15/2015           6,015
                                                                                                           --------
                                                                                                             16,313
                                                                                                           --------
            ELECTRONIC EQUIPMENT MANUFACTURERS (0.3%)
    1,750   Itron, Inc., Senior Subordinated Notes                             7.75       5/15/2012           1,776
                                                                                                           --------
            SEMICONDUCTORS (0.3%)
    2,000   Freescale Semiconductor, Inc., Senior Notes(d)                     8.88      12/15/2014           1,805
                                                                                                           --------
            SYSTEMS SOFTWARE (0.0%)
      250   Alion Science and Technology,
              Senior Unsecured Notes                                          10.25       2/01/2015             241
                                                                                                           --------
            Total Information Technology                                                                     20,135
                                                                                                           --------

24

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                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            MATERIALS (5.7%)
            ----------------
            COMMODITY CHEMICALS (1.0%)
   $2,000   Arco Chemical Co., Debentures                                      9.80%      2/01/2020        $  2,085
      429   Equistar Chemical Co., Senior Unsecured
              Notes                                                           10.63       5/01/2011             452
            Lyondell Chemical Co.,
    1,500     Senior Unsecured Notes                                           8.00       9/15/2014           1,624
    1,500     Senior Unsecured Notes                                           8.25       9/15/2016           1,642
      997     Term Loan(f)                                                     6.86(a)    8/16/2013             974
                                                                                                           --------
                                                                                                              6,777
                                                                                                           --------
            CONSTRUCTION MATERIALS (0.2%)
    1,000   Panolam Industries International, Inc.,
              Senior Subordinated Notes(d)                                    10.75      10/01/2013             998
                                                                                                           --------
            DIVERSIFIED CHEMICALS (0.7%)
            Huntsman International, LLC,
      500     Senior Subordinated Notes                                        7.88      11/15/2014             538
    3,500     Senior Subordinated Notes                                        7.38       1/01/2015           3,692
                                                                                                           --------
                                                                                                              4,230
                                                                                                           --------
            DIVERSIFIED METALS & MINING (0.3%)
            Freeport-McMoRan Copper and Gold Inc.,
    1,000     Senior Notes                                                     8.25       4/01/2015           1,050
    1,000     Senior Notes                                                     8.38       4/01/2017           1,060
                                                                                                           --------
                                                                                                              2,110
                                                                                                           --------
            METAL & GLASS CONTAINERS (1.0%)
    3,000   Crown Americas, LLC, Senior Notes                                  7.75      11/15/2015           2,966
    2,000   Graham Packaging Co., LP, Senior Notes                             8.50      10/15/2012           1,870
    1,000   Owens Brockway Glass Container, Inc.,
              Senior Notes                                                     6.75      12/01/2014             928
      500   Pliant Corp., Senior Secured Notes(c)                             11.13       9/01/2009             450
                                                                                                           --------
                                                                                                              6,214
                                                                                                           --------
            PAPER PACKAGING (0.8%)
      250   Graphic Packaging Corp.,
              Senior Subordinated Notes                                        8.63       2/15/2012             251
    2,000   Graphic Packaging International, Inc.,
              Senior Subordinated Notes                                        9.50       8/15/2013           2,050
    3,000   Jefferson Smurfit Corp., Senior Notes                              8.25      10/01/2012           2,902
                                                                                                           --------
                                                                                                              5,203
                                                                                                           --------

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                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            PAPER PRODUCTS (0.3%)
   $1,000   Boise Cascade, LLC, Senior Subordinated Notes                      7.13%     10/15/2014        $    925
    1,000   NewPage Corp., Senior Secured Notes,
              Series A                                                        10.00       5/01/2012           1,027
                                                                                                           --------
                                                                                                              1,952
                                                                                                           --------
            SPECIALTY CHEMICALS (0.5%)
      250   Macdermid, Inc., Senior Subordinated Notes(d)                      9.50       4/15/2017             231
    1,000   Nalco Co., Senior Subordinated Notes                               8.88      11/15/2013             985
    2,000   Rockwood Specialties Group, Inc.,
              Senior Subordinated Notes                                        7.50      11/15/2014           1,960
                                                                                                           --------
                                                                                                              3,176
                                                                                                           --------
            STEEL (0.9%)
    2,500   AK Steel Holding Corp., Senior Notes                               7.75       6/15/2012           2,463
    1,250   Metals USA, Inc., Senior Secured Notes                            11.13      12/01/2015           1,331
    2,000   Ryerson Tull, Inc., Senior Notes, Series B                         8.25      12/15/2011           2,000
                                                                                                           --------
                                                                                                              5,794
                                                                                                           --------
            Total Materials                                                                                  36,454
                                                                                                           --------
            TELECOMMUNICATION SERVICES (1.1%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (1.1%)
    5,000   Qwest Capital Funding, Inc., Notes                                 7.25       2/15/2011           4,812
    1,333   Qwest Communications International, Inc.,
              Senior Notes                                                     8.86(a)    2/15/2009           1,336
    1,000   Windstream Corp., Senior Notes                                     7.00       3/15/2019             924
                                                                                                           --------
            Total Telecommunication Services                                                                  7,072
                                                                                                           --------
            UTILITIES (3.5%)
            ----------------
            ELECTRIC UTILITIES (1.5%)
    3,315   Comed Financing II, Notes, Series B                                8.50       1/15/2027           3,190
      500   Edison Mission Energy, Senior Notes(d)                             7.00       5/15/2017             450
      876   FPL Energy National Wind Portfolio, LLC,
              Senior Secured Bonds(d)                                          6.13       3/25/2019             856
      712   FPL Energy Wind Funding, LLC, Notes(d)                             6.88       6/27/2017             717
    4,000   PPL Capital Funding, Inc., Junior Guaranteed
              Subordinated Notes, Series A                                     6.70       3/30/2067           3,770
      697   Sierra Pacific Resources, Senior Notes                             8.63       3/15/2014             725
                                                                                                           --------
                                                                                                              9,708
                                                                                                           --------

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                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            GAS UTILITIES (0.1%)
   $  500   Southern Star Central Corp., Senior Notes                          6.75%      3/01/2016        $    471
                                                                                                           --------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.2%)
    2,000   Dynegy Holdings, Inc., Senior Unsecured Notes                      8.38       5/01/2016           1,845
    4,000   Mirant Corp., Senior Notes                                         8.30       5/01/2011           3,935
            NRG Energy, Inc.,
    1,000     Senior Notes                                                     7.38       2/01/2016             972
    1,000     Senior Notes                                                     7.38       1/15/2017             973
                                                                                                           --------
                                                                                                              7,725
                                                                                                           --------
            MULTI-UTILITIES (0.7%)
    3,000   Puget Sound Energy, Inc., Junior Subordinated
              Notes, Series A                                                  6.97       6/01/2067           3,036
    1,637   Tenaska Oklahoma, LP,
              Senior Secured Notes(d)                                          6.53      12/30/2014           1,616
                                                                                                           --------
                                                                                                              4,652
                                                                                                           --------
            Total Utilities                                                                                  22,556
                                                                                                           --------
            Total Corporate Obligations (cost: $461,579)                                                    449,784
                                                                                                           --------
            EURODOLLAR AND YANKEE OBLIGATIONS (15.0%)

            CONSUMER DISCRETIONARY (0.8%)
            -----------------------------
            BROADCASTING & CABLE TV (0.8%)
            NTL Cable plc,
    2,000     Senior Notes                                                     8.75       4/15/2014           2,050
    1,500     Senior Notes                                                     9.75       4/15/2014           3,085
                                                                                                           --------
            Total Consumer Discretionary                                                                      5,135
                                                                                                           --------
            ENERGY (1.0%)
            -------------
            OIL & GAS DRILLING (0.1%)
      701   Delek & Avner-Yam Tethys Ltd., Secured Notes(d)                    5.33       8/01/2013             689
                                                                                                           --------
            OIL & GAS EQUIPMENT & SERVICES (0.4%)
    2,800   Compagnie Generale de Geophysique,
              Senior Notes                                                     7.50       5/15/2015           2,758
                                                                                                           --------
            OIL & GAS EXPLORATION & PRODUCTION (0.5%)
    3,000   Compton Petroleum Finance Corp., Senior Notes                      7.63      12/01/2013           2,775
                                                                                                           --------
            Total Energy                                                                                      6,222
                                                                                                           --------

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                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            FINANCIALS (5.1%)
            -----------------
            DIVERSIFIED BANKS (0.8%)
   $2,000   Standard Chartered plc, Subordinated Notes(d)                      6.41%              -(h)     $  1,828
    1,000   Sumitomo Mitsui Financial Group Preferred
              Capital, Bonds(d)                                                6.08               -(h)          963
    2,000   UFJ Finance Aruba AEC, Notes                                       8.75               -(h)        2,078
                                                                                                           --------
                                                                                                              4,869
                                                                                                           --------
            LIFE & HEALTH INSURANCE (0.5%)
    4,000   AXA S.A., Subordinated Notes(d)                                    6.46               -(h)        3,574
                                                                                                           --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
    2,000   ZFS Finance USA Trust II, Bonds(d)                                 6.45      12/15/2065           1,884
                                                                                                           --------
            PROPERTY & CASUALTY INSURANCE (0.6%)
     1,000   Allied World  Assurance Holdings Ltd.,
              Senior Notes                                                     7.50       8/01/2016           1,050
    3,000   Catlin Insurance Co. Ltd., Notes(d)                                7.25               -(h)        2,759
                                                                                                           --------
                                                                                                              3,809
                                                                                                           --------
            REINSURANCE (2.9%)
    4,000   Max USA Holdings, Ltd., Guaranteed
              Senior Notes(d)                                                  7.20       4/14/2017           3,852
    3,000   Montpelier Re Holdings Ltd., Senior Notes                          6.13       8/15/2013           2,931
    2,000   Platinum Underwriters Finance, Inc., Notes,
              Series B                                                         7.50       6/01/2017           2,100
    9,848   PXRE Capital Trust I, Pass-Through Certificates                    8.85       2/01/2027           9,700
                                                                                                           --------
                                                                                                             18,583
                                                                                                           --------
            Total Financials                                                                                 32,719
                                                                                                           --------
            INDUSTRIALS (2.4%)
            ------------------
            AEROSPACE & DEFENSE (0.3%)
    2,000   Bombardier, Inc., Unsecured Notes(d)                               6.75       5/01/2012           1,920
                                                                                                           --------
            MARINE (0.7%)
    3,550   Navios Maritime Holdings, Inc., Senior Notes(d)                    9.50      12/15/2014           3,776
    1,000   Stena AB, Senior Notes                                             7.00      12/01/2016             991
                                                                                                           --------
                                                                                                              4,767
                                                                                                           --------

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                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            RAILROADS (1.4%)
            Kansas City Southern de Mexico, S.A. de C.V.,
   $8,000     Senior Notes(i)                                                  9.38%      5/01/2012        $  8,510
      500     Senior Notes(d)                                                  7.38       6/01/2014             494
                                                                                                           --------
                                                                                                              9,004
                                                                                                           --------
            Total Industrials                                                                                15,691
                                                                                                           --------
            INFORMATION TECHNOLOGY (0.9%)
            -----------------------------
            ELECTRONIC EQUIPMENT MANUFACTURERS (0.5%)
    2,250   Sensata Technologies B.V.,
              Senior Subordinated Notes                                        9.00       5/01/2016           3,240
                                                                                                           --------
            SEMICONDUCTORS (0.4%)
    1,750   New Asat Finance Ltd., Senior Notes                                9.25       2/01/2011           1,509
    1,000   NXP B.V./NXP Funding, LLC,
              Senior Secured Notes                                             7.88      10/15/2014             910
                                                                                                           --------
                                                                                                              2,419
                                                                                                           --------
            Total Information Technology                                                                      5,659
                                                                                                           --------
            MATERIALS (3.4%)
            ----------------
            ALUMINUM (0.2%)
    1,000   Novelis, Inc., Senior Notes                                        7.25       2/15/2015           1,015
                                                                                                           --------
            DIVERSIFIED CHEMICALS (0.7%)
    5,000   INEOS Group Holdings plc, Notes(c),(d)                             8.50       2/15/2016           4,600
                                                                                                           --------
            DIVERSIFIED METALS & MINING (0.2%)
    1,000   Glencore Funding, LLC, Notes(d)                                    6.00       4/15/2014             990
                                                                                                           --------
            FOREST PRODUCTS (0.4%)
    3,500   Ainsworth Lumber Co. Ltd., Senior Notes(c)                         7.25      10/01/2012           2,450
                                                                                                           --------
            PAPER PACKAGING (0.3%)
            JSG Funding plc,
      185     Senior Notes                                                     9.63      10/01/2012             196
    2,000     Senior Subordinated Notes                                        7.75       4/01/2015           1,948
                                                                                                           --------
                                                                                                              2,144
                                                                                                           --------

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                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
            PAPER PRODUCTS (1.2%)
   $4,000   Abitibi-Consolidated Co. of Canada, Notes                          6.00%      6/20/2013        $  3,075
    2,098   Cascades, Inc., Senior Notes                                       7.25       2/15/2013           1,977
    3,000   Domtar, Inc., Notes                                                5.38      12/01/2013           2,580
                                                                                                           --------
                                                                                                              7,632
                                                                                                           --------
            SPECIALTY CHEMICALS (0.4%)
    3,000   Nell AF S.a.r.l., Senior Notes(d)                                  8.38       8/15/2015           2,775
                                                                                                           --------
            Total Materials                                                                                  21,606
                                                                                                           --------
            TELECOMMUNICATION SERVICES (1.4%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (1.4%)
            Intelsat Bermuda Ltd.,
      250     Senior Notes                                                     8.89(a)    1/15/2015             251
    6,000     Senior Notes                                                    11.25       6/15/2016           6,270
      500     Senior Unsecured Guaranteed Term Loan(f)                         7.86(a)    2/01/2014             486
    2,150   Intelsat Ltd., Senior Notes                                        5.25      11/01/2008           2,107
                                                                                                           --------
            Total Telecommunication Services                                                                  9,114
                                                                                                           --------
            Total Eurodollar and Yankee Obligations (cost: $98,285)                                          96,146
                                                                                                           --------
            ASSET-BACKED SECURITIES (3.2%)

            CONSUMER STAPLES (0.7%)
            -----------------------
            FOOD RETAIL (0.7%)
    4,455   Ahold Lease USA, Inc., Pass-Through
              Certificates, Series 2001, Class A-1(i)                          7.82       1/02/2020           4,777
                                                                                                           --------
            FINANCIALS (0.1%)
            -----------------
            ASSET-BACKED FINANCING (0.1%)
      532   Airport Airplanes, Pass-Through Certificates,
              Series 1R, Class A8, EETC                                        5.70(a)    3/15/2019             521
                                                                                                           --------
            INDUSTRIALS (2.4%)
            ------------------
            AIRLINES (2.4%)
            America West Airlines, Inc., Pass-Through
              Certificates,
    1,416     Series 1998-1, Class A, EETC                                     6.87       1/02/2017           1,442
      674     Series 1998-1, Class B                                           7.12       1/02/2017             655

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                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                    COUPON                           VALUE
    (000)   SECURITY                                                           RATE        MATURITY           (000)
-------------------------------------------------------------------------------------------------------------------
   $2,000   American Airlines, Inc., Pass-Through
              Certificates, Series 2001-1, Class A-2, EETC                     6.82%      5/23/2011        $  1,971
            Continental Airlines, Inc., Pass-Through
              Certificates,
      430     Series 2000-1, Class C-1                                         8.50       5/01/2011             441
    1,458     Series 2000-2, Class A-1                                         7.71       4/02/2021           1,547
      517     Series 2001-1, Class C                                           7.03       6/15/2011             512
            United Airlines, Pass-Through Certificates,
    6,076     Series 2000-1(i)                                                 8.03       7/01/2011           7,123
    1,867     Series 2000-1, Class A-1                                         7.78       1/01/2014           1,902
                                                                                                           --------
            Total Industrials                                                                                15,593
                                                                                                           --------
            Total Asset-Backed Securities (cost: $17,982)                                                    20,891
                                                                                                           --------
            COMMERCIAL MORTGAGE SECURITIES (0.3%)

            FINANCIALS (0.3%)
            -----------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (0.3%)
    1,968   Banc of America Commercial Mortgage, Inc.,
              Commercial Mortgage Pass-Through
              Certificates, Series 2005-6(d)                                   6.14(a)    9/10/2047           1,839
                                                                                                           --------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
    7,720   Credit Suisse First Boston Corp., Series 1998-C1,
              Class AX (acquired 6/13/2003; cost $375)(j)                      0.97(a)    5/17/2040             166
                                                                                                           --------
            Total Financials                                                                                  2,005
                                                                                                           --------
            Total Commercial Mortgage Securities (cost: $2,026)                                               2,005
                                                                                                           --------
            MUNICIPAL BONDS (1.0%)

            CASINOS & GAMING (0.7%)
    4,750   Seneca Nation of Indians Capital Improvements
              Auth., Bonds, Series 2007-B                                      6.75      12/01/2013           4,738
                                                                                                           --------
            SPECIAL ASSESSMENT/TAX/FEE (0.3%)
    2,000   Erie County, NY Tobacco Asset Securitization
              Corp. RB, Series 2005E                                           6.00       6/01/2028           1,957
                                                                                                           --------
            Total Municipal Bonds (cost: $6,683)                                                              6,695
                                                                                                           --------

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                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

                                                                                                             MARKET
   NUMBER                                                                                                     VALUE
OF SHARES   SECURITY                                                                                          (000)
-------------------------------------------------------------------------------------------------------------------
            EQUITY SECURITIES (7.4%)

            COMMON STOCKS (3.1%)

            CONSUMER DISCRETIONARY (0.6%)
            -----------------------------
            BROADCASTING & CABLE TV (0.4%)
   45,000   Charter Communications, Inc. "A"*                                                              $    183
   50,000   Comcast Corp. "A"*                                                                                1,314
   33,094   RCN Corp.                                                                                           590
   30,000   Sinclair Broadcast Group, Inc. "A"                                                                  391
                                                                                                           --------
                                                                                                              2,478
                                                                                                           --------
            CASINOS & GAMING (0.1%)
    6,000   Harrah's Entertainment, Inc.                                                                        508
                                                                                                           --------
            MOVIES & ENTERTAINMENT (0.1%)
   20,000   Time Warner Cable, Inc.*                                                                            764
                                                                                                           --------
            Total Consumer Discretionary                                                                      3,750
                                                                                                           --------
            CONSUMER STAPLES (0.2%)
            -----------------------
            PACKAGED FOODS & MEAT (0.1%)
   20,000   Reddy Ice Holdings, Inc.                                                                            595
                                                                                                           --------
            TOBACCO (0.1%)
   15,000   UST, Inc.                                                                                           803
                                                                                                           --------
            Total Consumer Staples                                                                            1,398
                                                                                                           --------
            ENERGY (0.1%)
            -------------
            OIL & GAS REFINING & MARKETING (0.1%)
   15,000   Valero Energy Corp.                                                                               1,005
                                                                                                           --------
            FINANCIALS (1.2%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
   20,000   American Capital Strategies Ltd.                                                                    760
                                                                                                           --------
            MULTI-LINE INSURANCE (0.1%)
   15,000   American International Group, Inc.                                                                  963
                                                                                                           --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
   30,000   Bank of America Corp.                                                                             1,422
   10,000   Citigroup, Inc.                                                                                     466
                                                                                                           --------
                                                                                                              1,888
                                                                                                           --------

32

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                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

                                                                                                             MARKET
   NUMBER                                                                                                     VALUE
OF SHARES   SECURITY                                                                                          (000)
-------------------------------------------------------------------------------------------------------------------
            REGIONAL BANKS (0.1%)
    5,000   City National Corp.                                                                            $    354
                                                                                                           --------
            REITs - OFFICE (0.1%)
   25,000   Maguire Properties, Inc.                                                                            715
                                                                                                           --------
            REITs - SPECIALIZED (0.3%)
   10,000   Entertainment Properties Trust                                                                      445
   20,000   Strategic Hotel Capital, Inc.                                                                       426
   30,000   Sunstone Hotel Investors, Inc.                                                                      745
                                                                                                           --------
                                                                                                              1,616
                                                                                                           --------
            THRIFTS & MORTGAGE FINANCE (0.2%)
   40,000   Washington Mutual, Inc.                                                                           1,501
                                                                                                           --------
            Total Financials                                                                                  7,797
                                                                                                           --------
            HEALTH CARE (0.2%)
            ------------------
            HEALTH CARE FACILITIES (0.1%)
   10,000   Community Health Systems, Inc.*                                                                     389
                                                                                                           --------
            PHARMACEUTICALS (0.1%)
   10,000   Merck & Co., Inc.                                                                                   497
   30,000   Pfizer, Inc.                                                                                        705
                                                                                                           --------
                                                                                                              1,202
                                                                                                           --------
            Total Health Care                                                                                 1,591
                                                                                                           --------
            INDUSTRIALS (0.1%)
            ------------------
            BUILDING PRODUCTS (0.1%)
   20,000   Masco Corp.                                                                                         544
                                                                                                           --------
            MATERIALS (0.2%)
            ----------------
            COMMODITY CHEMICALS (0.1%)
   10,000   Lyondell Chemical Co.                                                                               449
                                                                                                           --------
            DIVERSIFIED METALS & MINING (0.0%)
   10,000   Compass Minerals International, Inc.                                                                328
                                                                                                           --------
            STEEL (0.1%)
   20,000   Worthington Industries, Inc.                                                                        414
                                                                                                           --------
            Total Materials                                                                                   1,191
                                                                                                           --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

                                                                                                             MARKET
   NUMBER                                                                                                     VALUE
OF SHARES   SECURITY                                                                                          (000)
-------------------------------------------------------------------------------------------------------------------
            TELECOMMUNICATION SERVICES (0.4%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
   70,000   Citizens Communications Co.                                                                    $  1,010
   30,000   Iowa Telecommunication Services, Inc.                                                               617
   60,000   Windstream Corp.                                                                                    826
                                                                                                           --------
            Total Telecommunication Services                                                                  2,453
                                                                                                           --------
            UTILITIES (0.1%)
            ----------------
            ELECTRIC UTILITIES (0.1%)
   10,000   Progress Energy, Inc.                                                                               437
                                                                                                           --------
            Total Common Stocks (cost: $18,442)                                                              20,166
                                                                                                           --------

PRINCIPAL
   AMOUNT
  $(000)/
   SHARES
---------
            PREFERRED SECURITIES (4.3%)

            CONSUMER STAPLES (0.8%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.8%)
   50,000   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(d)                        5,089
                                                                                                           --------
            FINANCIALS (3.2%)
            -----------------
            LIFE & HEALTH INSURANCE (0.4%)
  120,000   Delphi Financial Group, Inc., Junior Subordinated Notes, 7.38%, perpetual                         2,670
                                                                                                           --------
            PROPERTY & CASUALTY INSURANCE (0.8%)
   20,000   Axis Capital Holdings Ltd., Series B, 7.50%, perpetual                                            2,101
   $3,000   White Mountains Re Group, Junior Subordinated Notes, 7.51%, perpetual(d)                          2,934
                                                                                                           --------
                                                                                                              5,035
                                                                                                           --------
            REINSURANCE (0.8%)
    3,000   Ram Holdings Ltd., Series A, 7.50%, non-cumulative, perpetual(d)                                  3,032
   $2,000   Swiss Re Capital I LP, 6.85%, perpetual(d)                                                        1,994
                                                                                                           --------
                                                                                                              5,026
                                                                                                           --------

34

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

                                                                                                             MARKET
   NUMBER                                                                                                     VALUE
OF SHARES   SECURITY                                                                                          (000)
-------------------------------------------------------------------------------------------------------------------
            REITs - OFFICE (0.2%)
   20,000   Maguire Properties, Inc., Series A, 7.625%,
              cumulative redeemable, perpetual                                                             $    474
   20,000   Parkway Properties, Inc., Series D, 8.00%,
              cumulative redeemable, perpetual                                                                  502
   20,000   SL Green Realty Corp., Series C, 7.625%, perpetual                                                  499
                                                                                                           --------
                                                                                                              1,475
                                                                                                           --------
            REITs - RETAIL (0.1%)
   20,000   Tanger Factory Outlet Centers, Inc., Class C, 7.50%, perpetual                                      493
                                                                                                           --------
            REITs - SPECIALIZED (0.5%)
   70,000   Felcor Lodging Trust, Inc., Series C, 8.00%, perpetual                                            1,674
   40,000   Strategic Hotels & Resorts, Inc., Series C, 8.25%,
              cumulative redeemable, perpetual                                                                1,019
   20,000   Sunstone Hotel Investors, Inc., Series A, 8.00%, perpetual                                          511
                                                                                                           --------
                                                                                                              3,204
                                                                                                           --------
            THRIFTS & MORTGAGE FINANCE (0.4%)
   80,000   IndyMac Bank, F.S.B., 8.50%(d)                                                                    1,725
   40,000   Sovereign Capital Trust V, 7.75%, Capital Securities, perpetual                                   1,031
                                                                                                           --------
                                                                                                              2,756
                                                                                                           --------
            Total Financials                                                                                 20,659
                                                                                                           --------
            TELECOMMUNICATION SERVICES (0.3%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (0.3%)
   30,000   Crown Castle International Corp., 6.25%,
              cumulative redeemable, perpetual(k)                                                             1,732
                                                                                                           --------
            Total Preferred Securities (cost: $27,610)                                                       27,480
                                                                                                           --------
            WARRANTS (0.0%)

            CONSUMER DISCRETIONARY (0.0%)
            -----------------------------
            BROADCASTING & CABLE TV (0.0%)
      250   Ono Finance plc, Equity Value Certificates
              (acquired 7/16/2001; cost $0)*(d),(j),(l)                                                           -
                                                                                                           --------
            Total Equity Securities (cost: $46,052)                                                          47,646
                                                                                                           --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                                                     VALUE
    (000)   SECURITY                                                                                          (000)
-------------------------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (1.3%)

            COMMERCIAL PAPER (1.3%)

            FINANCIALS (1.3%)
            -----------------
            DIVERSIFIED CAPITAL MARKETS (1.3%)
  $ 8,422   UBS Finance Delaware, LLC, 5.33%, 8/01/2007                                                    $  8,422
                                                                                                           --------
            Total Money Market Instruments (cost: $8,422)                                                     8,422
                                                                                                           --------
            SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (3.4%)

            REPURCHASE AGREEMENTS (3.3%)
   15,000     Credit Suisse First Boston LLC,  5.28%,  acquired on 7/31/2007 and due 8/01/2007 at $15,000 (collateralized by $15,700 of Freddie Mac
              Discount Notes(n), 5.20%(m), due 1/28/2008;
              market value $15,304)                                                                          15,000
    6,000   Deutsche Bank Securities, Inc., 5.28%, acquired on 7/31/2007 and due 8/01/2007 at $6,000 (collateralized by $5,680
              of Freddie Mac Notes(n), 6.88%, due 9/15/2010;
              market value $6,120)                                                                            6,000
                                                                                                           --------
            Total Repurchase Agreements                                                                      21,000
                                                                                                           --------

   NUMBER
OF SHARES
---------
            MONEY MARKET FUNDS (0.1%)
  579,101   AIM Short-Term Investment Co. Liquid Assets Portfolio, 5.27%(o)                                     579
                                                                                                           --------
            Total Short-Term Investments Purchased With Cash Collateral
              From Securities Loaned (cost: $21,579)                                                         21,579
                                                                                                           --------

            TOTAL INVESTMENTS (COST: $662,608)                                                             $653,168
                                                                                                           ========

36

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 17.40% of net assets at July 31, 2007.

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

         INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

         WARRANTS - enable the holder to buy a proportionate amount of common stock at a specified price for a stated period.

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

         EETC  Enhanced Equipment Trust Certificate
         MTN   Medium-Term Note
         RB    Revenue Bond
         REIT  Real Estate Investment Trust

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at July 31, 2007.

         (b) Currently the issuer is in default with respect to interest and/or principal payments.

         (c) The security or a portion thereof was out on loan as of July 31, 2007.

         (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (e) At July 31, 2007, the aggregate market value of securities purchased on a delayed-delivery basis was $282,000.

         (f) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at July 31, 2007. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments.

38

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

         (g) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

         (h) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

         (i) At July 31, 2007, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

         (j) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at July 31, 2007, was $166,000, which represented less than 0.1% of the Fund's net assets.

         (k) Pay-in-kind (PIK) - security in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The security issued with the interest or dividend payment option usually has the same terms, including maturity date, as the PIK securities.

         (l) Security was fair valued at July 31, 2007, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

         (m) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (n) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (o) Rate represents the money market fund annualized seven-day yield at July 31, 2007.

         * Non-income-producing security for the year ended July 31, 2007.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

ASSETS
  Investments in securities, at market value (including
     securities on loan of $21,127) (identified cost of $662,608)         $653,168
  Cash                                                                          24
  Receivables:
     Capital shares sold                                                       938
     USAA Transfer Agency Company (Note 6D)                                      2
     Dividends and interest                                                 12,461
     Securities sold                                                           413
     Other                                                                      18
                                                                          --------
        Total assets                                                       667,024
                                                                          --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                      21,603
      Securities purchased                                                   1,242
      Capital shares redeemed                                                1,018
   Accrued management fees                                                     296
   Accrued transfer agent's fees                                                40
   Other accrued expenses and payables                                          83
                                                                          --------
        Total liabilities                                                   24,282
                                                                          --------
            Net assets applicable to capital shares outstanding           $642,742
                                                                          ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                        $652,489
   Accumulated undistributed net investment income                             404
   Accumulated net realized loss on investments                               (713)
   Net unrealized depreciation of investments                               (9,440)
   Net unrealized appreciation of foreign currency translations                  2
                                                                          --------
            Net assets applicable to capital shares outstanding           $642,742
                                                                          ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                              74,374
                                                                          ========
   Net asset value, redemption price, and offering price per share        $   8.64
                                                                          ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

40

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA HIGH-YIELD OPPORTUNITIES FUND
YEAR ENDED JULY 31, 2007

INVESTMENT INCOME
   Dividends                                                             $  1,767
   Interest                                                                43,431
   Securities lending (net)                                                    91
                                                                         --------
       Total income                                                        45,289
                                                                         --------
EXPENSES
   Management fees                                                          2,971
   Administration and servicing fees                                          861
   Transfer agent's fees                                                    1,115
   Custody and accounting fees                                                139
   Postage                                                                     94
   Shareholder reporting fees                                                  60
   Trustees' fees                                                               8
   Registration fees                                                           56
   Professional fees                                                           67
   Other                                                                       10
                                                                         --------
      Total expenses                                                        5,381
   Expenses paid indirectly                                                   (25)
                                                                         --------
      Net expenses                                                          5,356
                                                                         --------
NET INVESTMENT INCOME                                                      39,933
                                                                         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
   Net realized gain on:
      Investments
         Unaffiliated transactions                                          7,158
         Affiliated transactions (Note 8)                                      63
      Foreign currency transactions                                             4
   Change in net unrealized appreciation/depreciation of:
      Investments                                                         (10,735)
      Foreign currency translations                                             1
                                                                         --------
         Net realized and unrealized loss                                  (3,509)
                                                                         --------
Increase in net assets resulting from operations                         $ 36,424
                                                                         ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA HIGH-YIELD OPPORTUNITIES FUND
YEARS ENDED JULY 31,

                                                                    2007            2006
                                                               -------------------------
FROM OPERATIONS
   Net investment income                                       $  39,933        $ 27,303
   Net realized gain on investments                                7,221          (1,785)
   Net realized gain (loss) on foreign currency transactions           4             (43)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                (10,735)         (6,915)
      Foreign currency translations                                    1              18
                                                               -------------------------
         Increase in net assets resulting from operations         36,424          18,578
                                                               -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                         (39,821)        (27,045)
                                                               -------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                     327,293         224,008
   Reinvested dividends                                           35,262          22,964
   Cost of shares redeemed                                      (169,675)        (91,995)
                                                               -------------------------
      Increase in net assets from capital
         share transactions                                      192,880         154,977
                                                               -------------------------
Net increase in net assets                                       189,483         146,510
NET ASSETS
   Beginning of year                                             453,259         306,749
                                                               -------------------------
   End of year                                                 $ 642,742        $453,259
                                                               =========================
Accumulated undistributed net investment income:
   End of year                                                 $     404        $    288
                                                               =========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                    36,640          25,844
   Shares issued for dividends reinvested                          3,964           2,661
   Shares redeemed                                               (19,029)        (10,616)
                                                               -------------------------
      Increase in shares outstanding                              21,575          17,889
                                                               =========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this annual report pertains only to the USAA High-Yield Opportunities Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide an attractive total return primarily through high current income and secondarily through capital appreciation.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Equity  securities,  including  exchange-traded  funds  (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

                 or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              3. Investments in open-end investment companies,  other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

              4. Short-term  securities with original or remaining maturities of
                 60 days or less may be valued at amortized cost, which approximates market value.

              5. Repurchase  agreements are valued at cost,  which  approximates market value.

              6. Securities   for  which  market   quotations  are  not  readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems.

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

                 General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities.
              Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party"

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USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

              custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

              1. Purchases and sales of securities,  income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

              2. Market value of securities,  other assets,  and  liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

              The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

              Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the

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USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

              value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

           F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested. As of July 31, 2007, net outstanding delayed-delivery commitments, including interest purchased, for the Fund were $303,000.

           G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended July 31, 2007, these custodian and other bank credits reduced the Fund's expenses by $25,000.

           H. HIGH-YIELD SECURITIES - Although the Fund has a diversified portfolio, over 80% of its net assets were invested in non-investment-grade (high-yield) securities at July 31, 2007. Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or equivalent quality if not publicly rated). Participation in

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USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

              high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, often related to sensitivity to interest rates, economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

           I. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           J. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet

48

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USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

         temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the year ended July 31, 2007, the Fund paid CAPCO facility fees of $1,000, which represents 1.5% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended July 31, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book-basis and tax-basis accounting for foreign currency gains and losses resulted in reclassifications to the statement of assets and liabilities to increase accumulated undistributed net investment income and

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USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

         increase accumulated net realized loss on investments by $4,000. This reclassification has no effect on net assets.

         The tax character of distributions paid during the years ended July 31, 2007, and 2006, was as follows:

                                                  2007                 2006
                                              --------------------------------
Ordinary income*                              $39,821,000          $27,045,000

         *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

          As of July 31, 2007, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                       $  404,000
Undistributed capital and other losses                                (713,000)
Unrealized depreciation of investments                              (9,440,000)

         Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended July 31, 2007, the Fund utilized capital loss carryovers of $5,305,000 to offset capital gains. At July 31, 2007, the Fund had capital loss carryovers of $713,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2011 and 2014, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

         CAPITAL LOSS CARRYOVERS
-----------------------------------------
 EXPIRES                         BALANCE
---------                       ---------
   2011                          $651,000
   2014                            62,000
                                 --------
                      Total      $713,000
                                 ========

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           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2007, were $410,899,000 and $214,727,000, respectively.

         As of July 31, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was $662,608,000.

         Gross unrealized appreciation and depreciation of investments as of July 31, 2007, for federal income tax purposes, were $11,921,000 and $21,361,000, respectively, resulting in net unrealized depreciation of $9,440,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund

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USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

         against any losses due to counterparty default in securities-lending transactions. For the year ended July 31, 2007, the Fund received securities-lending income of $91,000, which is net of the 20% income retained by Wachovia. As of July 31, 2007, the Fund loaned securities having a fair market value of approximately $21,127,000 and received cash collateral of $21,603,000 for the loans. Of this amount, $21,579,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $24,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper High Current Yield Bond Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper High Current Yield Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to

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USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

              (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                    ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                      AS A % OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------------------
+/- 0.20% to 0.50%                        +/- 0.04%
+/- 0.51% to 1.00%                        +/- 0.05%
+/- 1.01% and greater                     +/- 0.06%

(1) Basedon the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper High Current Yield Bond Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the year ended July 31, 2007, the Fund incurred total management fees, paid or payable to the Manager, of $2,971,000, which included a performance adjustment of $101,000 that increased the base management fee of 0.50% by 0.02%.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended July 31, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $861,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of

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           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

              these expenses incurred by the Manager. For the year ended July 31, 2007, the Fund reimbursed the Manager $10,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.90% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. Prior to April 13, 2007, the voluntary expense limitation was 1.00% of the Fund's average annual net assets, before reductions of any expenses paid indirectly. This agreement may be modified or terminated at any time. For the year ended July 31, 2007, the Fund did not incur any reimbursable expenses.

           D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended July 31, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,115,000. For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund less than $500 for transfer agent's fees related to certain shareholder transactions. Additionally, the Fund recorded a receivable from SAS of $2,000 for adjustments to dividends payable.

           E. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

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USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the year ended July 31, 2007, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                                                                      NET REALIZED
                                                                                    COST TO          GAIN (LOSS) TO
SELLER                                                PURCHASER                    PURCHASER             SELLER
--------------------------------------------------------------------------------------------------------------------
USAA High-Yield Opportunities Fund         USAA Intermediate-Term Bond Fund       $7,444,000             $65,000
USAA High-Yield Opportunities Fund         USAA Short-Term Bond Fund                 999,000              (2,000)

(9) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48

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USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

              is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in Fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on January 31, 2008. The Manager has evaluated the application of FIN 48 to the Fund and, based on the analysis completed to date, has not identified a material impact on the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions on an ongoing basis.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
              159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also

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USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

              establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option prior to the effective date.

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           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                        YEAR ENDED JULY 31,
                                             ---------------------------------------------------------------------------
                                                 2007               2006            2005            2004            2003
                                             ---------------------------------------------------------------------------
Net asset value at beginning of period       $   8.58           $   8.79        $   8.54        $   8.18        $   7.23
                                             ---------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                           .61                .60             .61             .64             .69
  Net realized and unrealized gain (loss)         .06               (.21)            .25             .36             .95
                                             ---------------------------------------------------------------------------
Total from investment operations                  .67                .39             .86            1.00            1.64
                                             ---------------------------------------------------------------------------
Less distributions:
  From net investment income                     (.61)              (.60)           (.61)           (.64)           (.69)
                                             ---------------------------------------------------------------------------
Net asset value at end of period             $   8.64           $   8.58        $   8.79        $   8.54        $   8.18
                                             ===========================================================================
Total return (%)*                                7.87(c)            4.59           10.36           12.44           23.85
Net assets at end of period (000)            $642,742           $453,259        $306,749        $184,495        $106,988
Ratio of expenses to average
  net assets (%)**(a),(b)                         .94(c)             .95             .95             .99            1.00
Ratio of expenses to average
  net assets, excluding
  reimbursements (%)**(a)                         .94(c)             .95             .95             .99            1.08
Ratio of net investment income to
  average net assets (%)**                       6.95               7.04            7.03            7.51            9.06
Portfolio turnover (%)                          38.48              35.39           29.52           55.24          105.30

 * Assumes reinvestment of all net investment income distributions during the period.
**  For the year ended July 31, 2007, average net assets were  $574,713,000.
(a) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Effective April 13, 2007, the Manager voluntarily agreed to limit the annual expenses of the Fund to 0.90% of the Fund's average net assets. Prior to this date, the voluntary expense limit was 1.00%.
(c) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.

58

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2007, through July 31, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

         with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                   EXPENSES PAID
                                       BEGINNING               ENDING              DURING PERIOD*
                                     ACCOUNT VALUE          ACCOUNT VALUE         FEBRUARY 1, 2007 -
                                    FEBRUARY 1, 2007        JULY 31, 2007           JULY 31, 2007
                                   -----------------------------------------------------------------
Actual                                $1,000.00             $  998.50**                 $4.56**

Hypothetical
  (5% return before expenses)          1,000.00              1,020.23**                  4.61**

          *Expenses are equal to the Fund's annualized expense ratio of 0.92%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of (0.15)% for the six-month period of February 1, 2007, through July 31, 2007.

         **The Fund's annualized expense ratio of 0.92% above reflects a change effective April 13, 2007, in the rate of the Manager's voluntary expense limitation for the Fund from 1.00% to 0.90% of the Fund's average annual net assets. Had the expense limitation of 0.90% been in effect for the entire six-month period of February 1, 2007, through July 31, 2007, the values in the table above would be as shown below.

                                                                                   EXPENSES PAID
                                       BEGINNING               ENDING              DURING PERIOD*
                                     ACCOUNT VALUE          ACCOUNT VALUE         FEBRUARY 1, 2007 -
                                    FEBRUARY 1, 2007        JULY 31, 2007           JULY 31, 2007
                                   -----------------------------------------------------------------
Actual                                $1,000.00             $  998.50                   $4.46

Hypothetical
  (5% return before expenses)          1,000.00              1,020.33                    4.51

60

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

         At a meeting of the Board of Trustees held on April 18, 2007, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

         At each regularly scheduled meeting of the Board and its committees, the Board of Trustees of the Trust receives and reviews, among other things, information concerning the Fund's performance and related

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

         services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included information previously received at such meetings.

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Trustees reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

62

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

         retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was above the median of both its expense group and its expense universe. The data indicated that the Fund's total expense ratio was above the median of both its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of the services provided by the Manager. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee. The Board also noted management's discussion of the Fund's expenses and the Manager's current voluntary undertakings to maintain expense limitations for the Fund.

         In considering the Fund's performance, the Board of Trustees noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one- and three-year periods ended December 31, 2006, and exceeded the average of its performance universe but was lower than its Lipper index for the five-year period ended December 31, 2006. The Board also noted that

64

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

         the Fund's percentile performance ranking was in the top 30% of its performance universe for the one-and three-year periods ended December 31, 2006, and in the top 50% of its performance universe for the five-year period ended December 31, 2006.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2007

         and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

66

 T R U S T E E S '  A N D  O F F I C E R S '
=====================-----------------------------------------------------------
                      INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

              The Board of Trustees of the Trust consists of five Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

              Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 39 individual funds as of July 31, 2007. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

              If you would like more information about the funds' Trustees, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

              CHRISTOPHER W. CLAUS (2, 4)
              Trustee
              Born: December 1960
              Year of Election or Appointment: 2001

              President, Financial Services Group, USAA (1/07-present); Chair of the Board Directors and Chief Investment Officer, IMCO (1/07-present); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and USAA Financial Advisers, Inc. (FAI). Mr. Claus is also a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

              BARBARA B. DREEBEN (3, 4, 5, 6)
              Trustee
              Born: June 1945
              Year of Election or Appointment: 1994

              President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (1) INDICATES  THE  TRUSTEE  IS AN  EMPLOYEE  OF  USAA  INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

              (2) MEMBER OF EXECUTIVE COMMITTEE

              (3) MEMBER OF AUDIT COMMITTEE

              (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

              (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

              (6) THE  ADDRESS  FOR ALL  NON-INTERESTED  TRUSTEES IS THAT OF THE
                  USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

68

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              ROBERT L. MASON, PH.D. (3, 4, 5, 6)
              Trustee
              Born: July 1946
              Year of Election or Appointment: 1997

              Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              MICHAEL F. REIMHERR (3, 4, 5, 6)
              Trustee
              Born: August 1945
              Year of Election or Appointment: 2000

              President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              RICHARD A. ZUCKER (2, 3, 4, 5, 6)
              Trustee and Chair of the Board of Trustees
              Born: July 1943
              Year of Election or Appointment: 1992(+)

              Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (+) MR. ZUCKER WAS ELECTED AS CHAIR OF THE BOARD IN 2005.

                                                                              69

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

              KRISTI A. MATUS
              Senior Vice President
              Born: February 1968
              Year of Appointment: 2007

              President and Director, IMCO (2/07-present); President and Vice Chair of the Board of Directors, USAA Life (3/04-present); Vice President, Products & Regulatory Management, USAA Life (1/04-3/04); Vice President, Life Insurance Solutions, USAA Life (9/02-1/04); Executive Vice President and Chief Operating Officer, Thrivent Financial Bank (6/01-9/02). Ms. Matus also serves as President and Director of SAS.

              CLIFFORD A. GLADSON
              Vice President
              Born: November 1950
              Year of Appointment: 2002

              Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO
              (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02).

              RONALD B. SWEET
              Vice President
              Born: November 1962
              Year of Appointment: 2006

              Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

              MARK S. HOWARD
              Secretary
              Born: October 1963
              Year of Appointment: 2002

              Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for Life, IMCO, FAI, FPS, and SAS.

              (1) INDICATES  THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

70

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              DEBRA K. DUNN
              Treasurer
              Born: August 1969
              Year of Appointment: 2005

              Assistant Vice President, IMCO Finance, USAA (4/07-present); Assistant Vice President, IMCO/FPS Finance, USAA (9/04-4/07); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO and SAS.

              ROBERTO GALINDO, JR.
              Assistant Treasurer
              Born: November 1960
              Year of Appointment: 2000

              Assistant   Vice   President,    Portfolio    Accounting/Financial
              Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02).

              JEFFREY D. HILL
              Chief Compliance Officer
              Born: December 1967
              Year of Appointment: 2004

              Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02).

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72

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

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

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   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
       USAA(R)       San Antonio, Texas 78288                     PRSRT STD
                                                                      U.S.
                                                                    Postage
                                                                    P A I D
                                                                     USAA
                                                                -------------

   GO PAPERLESS!
   Get USAA documents online.
   At USAA.COM click: DOCUMENTS

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40052-0907                                  (C)2007, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 20, 2007, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

In 2006, the Trustee designated as the Board's audit committee financial expert resigned from the Board. The Board has not determined that another Trustee qualifies as an audit committee financial expert. The Board is seeking a replacement and will consider a candidate's qualifications to become the audit committee financial expert as a factor in the evaluation process.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 39 funds in all. Only 14 funds of the Registrant have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2007 and 2006 were $393,763 and $356,180, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2007 and 2006 were $55,000 and $50,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

-------------------------------------------------------------------------------
               Review of Federal,
               State and City       Quarterly
               Income and tax       Diversification
               returns and excise   Review under      Excise Tax
               tax calculations     Subchapter M      Assistance     TOTAL
-------------------------------------------------------------------------------
FYE 07-31-2007     $     0            $     0           $     0      $      0
FYE 07-31-2006     $ 6,059            $13,746           $ 6,218      $ 26,023
-------------------------------------------------------------------------------
TOTAL              $ 6,059            $13,746           $ 6,218      $ 26,023
-------------------------------------------------------------------------------

All tax service fees were preapproved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2007 and 2006.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for July 31, 2007 and 2006 were $34,560 and $62,000, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2007 and 2006 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:




                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
            - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
            - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
            - compliance with applicable laws and governmental rules and regulations;
            - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
            -     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the Chair/CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the
              USAA Funds' and IMCO's operating policies and procedures.
         -    A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         -    A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.     REQUIRED REPORTS

                -     EACH COVERED OFFICER MUST:
                      - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                      - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -     THE CHIEF LEGAL OFFICER MUST:
                      - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                      - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

               - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
               - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
               - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
               - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.
                  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or
                  (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the affected Trust's Chief Legal Officer or the Chairman of the Board of Trustees.



Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2007




                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------

                                   PRESIDENT
                                   TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended July 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    09-28-2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    10-01-2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    09-28-2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.